As filed electronically with the Securities and Exchange Commission on
                                February 8, 1999
                               (File No. 2-17613)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No.    106     [ X ]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. [ X ]


                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109


[ X ]    It is proposed that this  Post-Effective  Amendment become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.







THIS POST-EFFECTIVE AMENDMENT NO. 106 IS BEING FILED IN ORDER TO ESTABLISH IVY EUROPEAN OPPORTUNITIES FUND AS A SERIES OF THE REGISTRANT. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION THAT ARE INCLUDED IN THIS POST-EFFECTIVE AMENDMENT NO. 106 ARE TO BE USED CONCURRENTLY WITH AND SEPARATELY FROM THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR IVY MONEY MARKET FUND, IVY ASIA PACIFIC FUND, IVY BOND FUND, IVY CANADA FUND, IVY CHINA REGION FUND, IVY US EMERGING GROWTH FUND, IVY GLOBAL FUND, IVY GLOBAL NATURAL RESOURCES FUND, IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY GROWTH FUND, IVY GROWTH WITH INCOME FUND, IVY INTERNATIONAL FUND, IVY INTERNATIONAL FUND II, IVY INTERNATIONAL SMALL COMPANIES FUND, IVY SOUTH AMERICA FUND, IVY DEVELOPING NATIONS FUND, IVY PAN-EUROPE FUND, AND IVY US BLUE CHIP FUND (AND IVY INTERNATIONAL STRATEGIC BOND FUND (FORMERLY IVY HIGH YIELD FUND), WHOSE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION WERE MOST RECENTLY FILED AS PART OF POST-EFFECTIVE AMENDMENT NO. 105 AND ARE CURRENTLY SUBJECT TO THE STATUTORY WAITING PERIOD), WHICH ARE NOT INCLUDED IN, BUT ARE INCORPORATED BY REFERENCE TO, THIS FILING.





                                                      IVY FUND

                                                CROSS REFERENCE SHEET

         Post-Effective Amendment No. 106 contains the Prospectuses and Statements of Additional Information to be used with Ivy European Opportunities Fund, one of the twenty series of Ivy Fund (the "Registrant"). The other nineteen series of the Registrant are described in separate prospectuses and statements of additional information, which are not included herewith but are incorporated by reference herein.

                                             ITEMS REQUIRED BY FORM N-1A

CLASS A, B, C, AND I SHARES:

PART A:

 1   COVER PAGE: Cover Page

 2   SYNOPSIS: Expense Information

 3   CONDENSED FINANCIAL INFORMATION: Not Applicable

 4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques

 5 MANAGEMENT OF THE FUND: Organization and Management of the Fund; Investment Manager; Transfer Agent; Fund Administration and Accounting

 6   CAPITAL STOCK AND OTHER SECURITIES:  Performance Data; Dividends and Taxes;
     Choosing  a   Distribution   Option;   Shareholder   Inquiries;   Signature
     Guarantees; Consolidated Account Statements

 7 PURCHASE OF SECURITIES BEING OFFERED: How to Buy Shares; How Your Purchase Price is Determined; How the Fund Values its Shares; Initial Sales Charge Alternative--Class A Shares; Contingent Deferred Sales Charge Alternative--Class A Shares; Qualifying for a Reduced Sales Charge; Contingent Deferred Sales Charge Alternative--Class B and Class C Shares; Automatic Investment Method; Retirement Plans

 8 REDEMPTION OR REPURCHASE: How to Redeem Shares; Minimum Account Balance Requirements; Tax Identification Number; Certificates; Exchange Privilege; Systematic Withdrawal Plan

 9   PENDING LEGAL PROCEEDINGS: Not Applicable



PART B:

 10  COVER PAGE: Cover Page

 11  TABLE OF CONTENTS: Table of Contents

 12  GENERAL INFORMATION AND HISTORY: Investment Objectives and Policies

 13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Risk Factors; Investment Restrictions; Additional Restrictions; Appendix A

 14 MANAGEMENT OF THE FUND: Trustees and Officers; Investment Advisory and Other Services

 15 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and Officers; Capitalization and Voting Rights

 16  INVESTMENT  ADVISORY  AND OTHER  SERVICES:  Investment  Advisory  and Other
     Services

 17 BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation; Portfolio Turnover

 18 CAPITAL STOCK AND OTHER SECURITIES: Capitalization and Voting Rights; Conversion of Class B Shares

 19 PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Redemptions

 20  TAX STATUS: Taxation

 21  UNDERWRITERS: Investment Advisory and Other Services

 22  CALCULATION OF PERFORMANCE DATA: Performance Information

 23  FINANCIAL STATEMENTS: Financial Statements


ADVISOR CLASS SHARES:

PART A:

 1   COVER PAGE: Cover Page

 2   SYNOPSIS: Expense Information

 3   CONDENSED FINANCIAL INFORMATION: Not Applicable

 4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques

 5 MANAGEMENT OF THE FUND: Organization and Management of the Fund; Investment Manager; Transfer Agent; Fund Administration and Accounting

 6   CAPITAL STOCK AND OTHER SECURITIES:  Performance Data; Dividends and Taxes;
     Choosing  a   Distribution   Option;   Shareholder   Inquiries;   Signature
     Guarantees; Consolidated Account Statements

 7 PURCHASE OF SECURITIES BEING OFFERED: How to Buy Shares; How Your Purchase Price is Determined; How the Fund Values its Shares; Automatic Investment Method; Retirement Plans

 8 REDEMPTION OR REPURCHASE: How to Redeem Shares; Minimum Account Balance Requirements; Tax Identification Number; Certificates; Exchange Privilege; Systematic Withdrawal Plan

 9   PENDING LEGAL PROCEEDINGS: Not Applicable

PART B:

 10  COVER PAGE: Cover Page

 11  TABLE OF CONTENTS: Table of Contents

 12  GENERAL INFORMATION AND HISTORY: Investment Objectives and Policies

 13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Risk Factors; Investment Restrictions; Additional Restrictions; Appendix A

 14 MANAGEMENT OF THE FUND: Trustees and Officers; Investment Advisory and Other Services

 15 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and Officers; Capitalization and Voting Rights

 16  INVESTMENT  ADVISORY  AND OTHER  SERVICES:  Investment  Advisory  and Other
     Services

 17 BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation; Portfolio Turnover

 18  CAPITAL STOCK AND OTHER SECURITIES: Capitalization and Voting Rights

 19 PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Redemptions

 20  TAX STATUS: Taxation

 21  UNDERWRITERS: Investment Advisory and Other Services

 22  CALCULATION OF PERFORMANCE DATA: Performance Information

 23  FINANCIAL STATEMENTS: Financial Statements



April [  ], 1999                                               IVY FUNDS(R)

Ivy European
Opportunities
Fund


-----------
Prospectus
-----------


Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

[ARTWORK]

THROUGHOUT THE
CENTURIES,
THE CASTLE KEEP HAS
BEEN A SOURCE
OF LONG-RANGE VISION
AND STRATEGIC
ADVANTAGE.

         Ivy Fund (the "Trust") is a registered investment company currently consisting of twenty separate portfolios. One of these portfolios, Ivy European Opportunities Fund (the "Fund"), is described in this Prospectus. The Fund offers Class A, Class B, Class C and Class I shares through this Prospectus. The Fund's Advisor Class shares are described in a separate prospectus dated April [], 1999.

         The  Fund's  investment   objective  is  long-term  capital  growth  by
investing in the securities markets of Europe.

         This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Fund is contained in the Fund's Statement of Additional Information dated April [ ], 1999 (the "SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge from the Trust at the Distributor's address and telephone number below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

EXPENSE INFORMATION..........................................................2
INVESTMENT OBJECTIVE AND POLICIES............................................4
RISK FACTORS AND INVESTMENT TECHNIQUES.......................................6
ORGANIZATION AND MANAGEMENT OF THE FUND.....................................14
INVESTMENT MANAGER..........................................................14
FUND ADMINISTRATION AND ACCOUNTING..........................................15
TRANSFER AGENT..............................................................16
ALTERNATIVE PURCHASE ARRANGEMENTS...........................................16
DIVIDENDS AND TAXES.........................................................17
PERFORMANCE DATA............................................................18
HOW TO BUY SHARES...........................................................18
HOW YOUR PURCHASE PRICE IS DETERMINED.......................................20
HOW THE FUND VALUES ITS SHARES..............................................20
INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES..........................21
CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES..........................22
QUALIFYING FOR A REDUCED SALES CHARGE.......................................23
CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B AND CLASS C SHARES..25
HOW TO REDEEM SHARES........................................................27
MINIMUM ACCOUNT BALANCE REQUIREMENTS........................................29
SIGNATURE GUARANTEES........................................................29
CHOOSING A DISTRIBUTION OPTION..............................................30
TAX IDENTIFICATION NUMBER...................................................31
CERTIFICATES................................................................31
EXCHANGE PRIVILEGE..........................................................31
REINVESTMENT PRIVILEGE......................................................33
SYSTEMATIC WITHDRAWAL PLAN..................................................34
AUTOMATIC INVESTMENT METHOD.................................................34
CONSOLIDATED ACCOUNT STATEMENTS.............................................35
RETIREMENT PLANS............................................................35
SHAREHOLDER INQUIRIES.......................................................36
ACCOUNT APPLICATION.........................................................37

BOARD OF TRUSTEES                      OFFICERS
John S. Anderegg, Jr.     Michael G. Landry, Chairman
Paul H. Broyhill          Keith J. Carlson, President
Keith J. Carlson          James W. Broadfoot, Vice President
Stanley Channick          C. William Ferris,
Frank W. DeFriece, Jr.    Secretary/Treasurer
Roy J. Glauber
Michael G. Landry         LEGAL COUNSEL
Joseph G. Rosenthal       Dechert Price & Rhoads
Richard N. Silverman      Boston, MA
J. Brendan Swan
                          CUSTODIAN
                          Brown Brothers Harriman & Co.
                          Boston, MA


TRANSFER AGENT                 INVESTMENT MANAGER
Ivy Mackenzie                  Ivy Management, Inc.
Services Corp.                 700 South Federal Highway
P.O. Box 3022                  Boca Raton, FL 33432
Boca Raton, FL 33431-0922      1-800-456-5111
1-800-777-6472
                               DISTRIBUTOR
AUDITORS                       Ivy Mackenzie
                               Distributors, Inc.
Fort Lauderdale, FL            Via Mizner Financial Plaza
                               700 South Federal Highway
                               Boca Raton, FL 33432
                               1-800-456-5111

                              [LOGO] IVY MACKENZIE


EXPENSE INFORMATION

         The expenses and costs associated with investing in the Fund are reflected in the following tables.

                        SHAREHOLDER TRANSACTION EXPENSES

                         MAXIMUM SALES LOAD             MAXIMUM CONTINGENT
                         IMPOSED ON PURCHASES           DEFERRED SALES CHARGE
                         (AS A % OF                     (AS A % OF ORIGINAL
                         OFFERING PRICE)                PURCHASE PRICE)
                         --------------------           ---------------------
Class A.................  5.75%(1)                         None (2)
Class B.................  None                             5.00%(3)
Class C.................  None                             1.00%(4)
Class I.................  None                             None

The Fund does not charge a redemption fee, an exchange fee, or a sales load on reinvested dividends.

 (1) Class A shares may be purchased under a variety of plans that provide for the reduction or elimination of the sales charge. See "Initial Sales Charge Alternative -- Class A Shares" and "Qualifying for a Reduced Sales Charge."

(2) A contingent deferred sales charge ("CDSC") may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Purchases of Class A Shares at Net Asset Value" and "Contingent Deferred Sales Charge -- Class A Shares."

(3) The maximum CDSC on Class B shares applies to redemptions during the first year after purchase. The charge declines to 4% during the second year; 3% during the third and fourth years; 2% during the fifth year; 1% during the sixth year; and 0% in the seventh year and thereafter.

(4) The CDSC on Class C shares applies to redemptions during the first year after purchase.

                       ANNUAL FUND OPERATING EXPENSES (1)
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                  TOTAL FUND
                                            OTHER                 OPERATING
                         12B-1 SERVICE/     EXPENSES              EXPENSES
         MANAGEMENT      DISTRIBUTION       (after expense       (after expense
          FEES            FEES             reimbursement)        reimbursement)
         -------         -------          ------------------    ----------------
Class A   1.00%           0.25%               0.95%                   2.20%
Class B   1.00%           1.00%(2)            0.95%                   2.95%
Class C   1.00%           1.00%(2)            0.95%                   2.95%
Class I   1.00%           0.00%              0.86%(3)                 1.86%

 (1) Annual Fund operating expenses are based on estimated fees and expenses that the Fund expects to incur in its initial fiscal year ending December 31, 1999, net of expense reimbursements from Ivy Management, Inc. ("IMI"). IMI currently limits Total Fund Operating Expenses (excluding 12b-1 fees and certain other items) for the Fund to an annual rate of 1.95% of the Fund's average net assets. See "Investment Manager" for a more detailed discussion of the Fund's fees and expenses.

(2) Long-term investors may, as a result of the Fund's 12b-1 fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

(3) "Other Expenses" of Class I shares are lower than such expenses for Class A, Class B and Class C shares. See "Fund Administration and Accounting" in this Prospectus and "Transfer Agent" in the SAI.

                                    EXAMPLES

         The following table lists the expenses an investor would pay on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) unless otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                                               1 YEAR          3 YEARS
                                               ------          -------
Class A(1)...................................  $79             $122
Class B......................................  $80(3)          $121(4)
Class B (no redemption).....................   $30             $91
Class C......................................  $40(5)          $91
Class C (no redemption).....................   $30             $91
Class I(2)...................................  $19             $58

 (1) Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a CDSC at the time of redemption.

 (2) Class I shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the deduction of a CDSC at the time of redemption.

 (3)      Assumes deduction of a 5% CDSC at the time of redemption.

 (4)      Assumes deduction of a 3% CDSC at the time of redemption.

 (5)      Assumes deduction of a 1% CDSC at the time of redemption.

         The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The information presented in the table does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Fund's fees and expenses, see the following sections of this
Prospectus: "Organization and Management of the Fund," "Investment Manager" and "Fund Administration and Accounting," and the following section of the SAI:
"Investment Advisory and Other Services."

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe. The Fund's subadviser, Henderson Investment Management Limited ("Henderson Investors"), will invest the Fund's assets in the securities of European companies, including those companies operating in the emerging markets of Europe and small capitalization companies operating in the developed markets of Europe. The Fund may also invest in larger capitalization European companies and European companies which have been subject to special circumstances, e.g., privatized companies or companies which provide exceptional value. Although the majority of the Fund's assets will be invested in equity securities, the Fund may also invest in cash, short-term or long-term fixed income securities issued by corporations and governments of Europe if considered appropriate in relation to the then current economic or market conditions in any country.

         The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. The Fund may also invest in sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs"), European Depository Shares ("EDSs") and Global Depository Shares ("GDSs"). The Fund does not expect to concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Group ("S&P") or, if unrated, considered by Henderson Investors to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt. The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

         For temporary defensive purposes or when Henderson Investors believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, considered by Henderson Investors to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper.

         The Fund may borrow money for temporary, extraordinary or emergency purposes, provided that the Fund maintains asset coverage of 300% for all borrowings. The Fund may also invest up to 10% of its total assets in other investment companies, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls.

         For hedging purposes only, the Fund may engage in transactions in (and options on) stock index, interest rate and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

         The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for the Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Board of Trustees of the Trust ("Trustees") without shareholder approval. There can be no assurance that the Fund's objective will be met. The different types of securities and investment techniques used by the Fund involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques," below, and the SAI.

         Whenever an investment objective, policy or restriction of the Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

         Descriptions in this prospectus of a particular investment practice or technique in which the Fund may engage (such as hedging) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Henderson Investors, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. Henderson Investors may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

RISK FACTORS AND INVESTMENT TECHNIQUES

         By virtue of the Fund's investment policies, European stock markets will generally have the greatest effect on the value of the Fund's portfolio. To the extent that the Fund invests in the emerging markets of Europe, the Fund may be subject to greater risks than if it had invested in more developed markets. In emerging markets securities may be traded less frequently and price movements may be more volatile than in developed markets. Foreign securities, particularly those traded in emerging markets, often have less publicly available information and are subject to different regulations than domestic securities. Political events, changes in the perceived creditworthiness of issuers, high rates of inflation, higher brokerage costs, fluctuating national interest rates, thinner trading markets, foreign taxes and movements in foreign currencies will affect the value of the Fund's holdings, which determine the Fund's share price.

         The Fund is expected to have significant investments in companies with relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk. The Fund also may buy higher yielding bonds as equity alternatives (typically with a credit rating of BB to C) to provide higher income, but they are also subject to higher risk. Risks include bankruptcy or default of the issuer and more volatile market prices than higher-rated bonds.

         BANK OBLIGATIONS: The bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion,
(ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and
(iv) foreign banks if the obligation is, in Henderson Investors' opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

         BORROWING: Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

         COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. The Fund's investments in commercial paper are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the risk of payment default.

         CONVERTIBLE SECURITIES: The convertible securities in which the Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities convertible into common stocks. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity security. Convertible securities usually provide a higher yield than the underlying equity, so the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

         DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         INVESTMENT GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a greater susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered "medium grade" obligations) generally have an adequate capacity to pay interest and repay principal, but lack outstanding investment characteristics and have some speculative characteristics.

         LOW-RATED DEBT SECURITIES: Securities rated lower than Baa or BBB, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), are considered by major credit-rating organizations to have predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investors in the Fund should be aware of and willing to accept the special risks associated with these securities.

         While high yield debt securities are likely to have some quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. Henderson Investors seeks to reduce risk through diversification, credit analysis and attention to current development and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, Henderson Investors will determine whether it is in the Fund's best interest to retain or dispose of the security. For additional information regarding the risks associated with investing in high yield bonds, see the SAI (and, in particular, Appendix A, which contains a more complete description of the ratings assigned by Moody's and S&P).

         FOREIGN SECURITIES: The foreign securities in which the Fund invests may include non-U.S. dollar-denominated securities, Eurodollar securities, sponsored or unsponsored ADRs, EDRs, GDRs, ADSs, EDSs and GDSs, and debt securities issued, assumed or guaranteed by foreign governments (or political subdivisions or instrumentalities thereof). Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are associated with the Fund's investments generally.

         In many foreign countries, there is less regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Fund may invest may be smaller, less liquid and subject to greater price volatility than those in the United States. Generally, price fluctuations in the Fund's foreign securities holdings are likely to be high relative to those of securities issued in the United States.

         Other risks include the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), difficulties in pricing, default in foreign government securities, high rates of inflation, difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Fund's foreign investments. In addition, investing in foreign securities often involves the use of foreign currencies. For a description of the risk associated with such currencies, see the SAI.

         EMERGING MARKETS SECURITIES. Countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. (or the U.K., in Henderson Investors' case) and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause the Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at time accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

         Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency. Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests. Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience or financial intermediaries, the lack of modern technology and the lack of a sufficient capital basically to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Fund's investment in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         FOREIGN SOVEREIGN DEBT OBLIGATIONS. The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including those located in emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging markets countries may involve a high degree of risk and may be in default or present the risk of default. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. Certain emerging market countries have historically experienced, and may continue to experience, high inflation and interest rates, large fluctuations in exchange rates, large amounts of external debt, trade difficulties and extreme poverty and unemployment. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. In the event of a default, the Fund may have limited legal recourse against the issuer or guarantor. Remedies must in some cases be pursued in the courts of the defaulting party itself and the ability of holders of foreign government debt securities to obtain recourse may depend on the political climate in the relevant country. No assurance can be given that the holders of commercial bank debt will not contest payments to holders of other sovereign debt obligations in the event of the default under their commercial bank loan agreements.

         BRADY BONDS: Brady Bonds are debt securities issued under the Brady Plan, a mechanism whereby debtor nations can restructure their indebtedness by negotiating with lenders and exchanging existing commercial bank debt for Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The Brady Plan only sets forth general guidelines for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

         EURO CONVERSION RISKS: On January 1, 1999, a new European currency called the "Euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the Euro, including circulation of Euro bills and coins, will occur during the period from January 1, 1999 through December 31, 2001. During this transition, European debt and equity securities will have to be redenominated and various accounting differences and/or adverse tax results could occur. In addition, certain European Union (EU) members, including the United Kingdom, did not officially implement the Euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. In any of these instances, the Fund could experience investment losses.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS: The Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when the Fund converts assets from one currency to another. The Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations or by political or economic developments in the U.S. or abroad. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

         FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         OPTIONS AND FUTURES TRANSACTIONS: The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that affect the value of the Fund's securities. These techniques may involve derivative transactions such as purchasing put and call options, selling put and call options, and engaging in transactions in stock index futures and related options.

         The Fund may invest in options on securities in accordance with its stated investment objective and policies. A put option is a short-term contract that gives the purchaser of the option the right, in return for a premium, to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right, in return for a premium, to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         The Fund may also enter into futures transactions in accordance with its stated investment objective and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A foreign currency futures contract is an agreement to buy or sell a specified amount of a foreign currency for a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

         Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to the Fund if Henderson Investors judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. The Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.

         REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. The Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by Ivy Management, Inc. ("IMI"), the Fund's investment adviser, under guidelines approved by the Board of Trustees. The Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

         ILLIQUID SECURITIES: An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security on its books. Illiquid securities may include securities that are subject to restrictions on resale ("restricted securities") because they have not been registered. Illiquid securities often offer the potential for higher returns than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. The Fund may have to bear the expense of registering restricted securities for resale, and the risk of substantial delays in effecting such registrations. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded.

         SHARES OF OTHER INVESTMENT COMPANIES: As a shareholder of an investment company, the Fund will bear its ratable share of the investment company's expenses (including management fees, in the case of a management investment company).

         SMALL COMPANIES: Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of smaller companies may be subject to more abrupt to erratic market movements, because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

         WARRANTS: The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and are considered speculative investments. For example, if a warrant were not exercised by the date of its expiration, the Fund would lose its entire investment.

          "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS: Purchasing securities on a "when-issued" or firm commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations in response to changing interest rates than debt securities that distribute income regularly. In addition, for Federal income tax purposes, the Fund generally recognizes and is required to distribute income generated by zero coupon bonds currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.

ORGANIZATION AND MANAGEMENT OF THE FUND

         The Fund is a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The business and affairs of the Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has twenty separate portfolios. The Fund has 5 classes of shares designated as Class A, Class B, Class C, Class I and Advisor Class (the latter of which is described in a separate prospectus). Shares of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for the Advisor Class and Class I, has a different Rule 12b-1 distribution plan and bears different distribution fees. Class I shares are subject to lower administrative service and transfer agency fees than the Fund's Class A, Class B, Class C and Advisor Class shares. Each class of shares also has its own sales charge and expense structure that may affect its performance relative to the Fund's other classes of shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

         The Trust employs IMI to provide business management and investment advisory services, Mackenzie Investment Management Inc. ("MIMI") to provide administrative and accounting services, Ivy Mackenzie Distributors, Inc. ("IMDI") to distribute the Fund's shares and Ivy Mackenzie Services Corp. ("IMSC") to provide transfer agent and shareholder-related services for the Fund. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. IMI has been an investment advisor since 1992. As of [March 1, 1999], IMI and MIMI had approximately [$ billion and $ billion,] respectively, in assets under management. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 32 years.

INVESTMENT MANAGER

         For IMI's business management and investment advisory services, the Fund pays IMI a fee that is equal, on an annual basis, to 1.00% of its average net assets.

         IMI voluntarily limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification, and extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets. This voluntary expense limitation may be terminated or revised at any time.

         IMI pays all expenses that it incurs in rendering management services to the Fund. The Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular series (or a class thereof) will be borne by that series (or class) directly.

         The investment management fees paid by the Fund are higher than those charged by many funds that invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Fund.

         Henderson Investors serves as subadviser to the Fund. For this service, IMI pays Henderson Investors a fee that is equal, on an annual basis, to 0.50% of that portion of the Fund's average net assets managed by Henderson Investors.

         Henderson Investors, an United Kingdom corporation organized in 1984, maintains its registered office at 3 Finsbury Avenue, London, England EC2M 2PA. Henderson Investors is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located at AMP Building, 24th Floor, 33 Alfred Street, Sydney, New South Wales 2000 Australia. As of March 1, 1999, Henderson Investors, together with its affiliates, managed in excess of [$__ billion] of assets.

         PORTFOLIO MANAGEMENT: Stephen Peak, Executive Director Henderson Investors and head of Henderson Investors' European equities team, has been the Fund's portfolio manager since its inception in 1999. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 24 years of investment experience.

         HENDERSON INVESTORS' INVESTMENT PROCESS: Henderson Investors' European equities investment process follows a "bottom-up" approach. Generally, Henderson Investors will seek long-term earnings growth investment opportunities. Country and sector allocation decisions are driven by the "bottom-up" company stock selection process. Company selection is generally based on analysis of wide range of appropriate measures (e.g., growth, price/earnings, price/cash, price/book and enterprise value) and takes into account factors such as market position, competitive advantage, growth prospects and management strength.

FUND ADMINISTRATION AND ACCOUNTING

         MIMI provides various administrative services for the Fund, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to the Fund's Class A, Class B and Class C shares are subject to a fee, accrued daily and paid monthly, at an annual rate of .10%. The net assets attributable to the Fund's Class I shares are subject to a fee at the annual rate of 0.01%.

         MIMI also provides certain accounting and pricing services for the Fund (see "Fund Accounting Services" in the SAI for more information).

TRANSFER AGENT

         IMSC is the transfer and dividend-paying agent for the Fund, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

ALTERNATIVE PURCHASE ARRANGEMENTS

         CLASS A SHARES: Class A shares are subject to an initial sales charge unless the amount you purchase is $500,000 or more (see "Contingent Deferred Sales Charge -- Class A Shares"). Certain purchases qualify for a reduced initial sales charge (see "Qualifying for a Reduced Sales Charge"). Class A shares are subject to ongoing service fees at an annual rate of .25% of a Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

         CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge, but are subject to a CDSC if redeemed within six years of purchase, in the case of Class B shares, or within one year of purchase, in the case of Class C shares. Both classes of shares are subject to ongoing service and distribution fees at a combined annual rate of up to 1% of the Fund's average net assets attributable to its Class B or Class C shares. The ongoing distribution fee will cause these shares to have a higher expense ratio than that of Class A and Class I shares. Also, to the extent that the Fund pays any dividends, these higher expenses will result in lower dividends than those paid on Class A shares.

         CLASS I SHARES: Class I shares are offered only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower administrative services fees and transfer agency fees than Class A, Class B and Class C shares.

         FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE: The multi-class structure of the Fund allows you to choose the most beneficial way to buy shares given the size of your purchase and the length of time you expect to hold your shares. You should consider whether, during the anticipated life of your Fund investment, the accumulated service and distribution fees on Class B and Class C shares would be less than the initial sales charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class A shares' potentially higher yield. You may be charged a fee if you effect transactions through a broker or an agent. Also, sales personnel may receive different compensation depending on which class of shares they are selling. The tables under the caption "Annual Fund Operating Expenses" at the beginning of this Prospectus contain additional information that is designed to assist you in making this determination.

DIVIDENDS AND TAXES

         Distributions you receive from the Fund are reinvested in additional shares of the same class of the Fund unless you elect to receive them in cash. Dividends ordinarily will vary from one class to another.

         The Fund will distribute net investment income and net realized capital gains, if any, at least once a year. The Fund may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

         TAXATION: The following discussion is intended for general information only. You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

         Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held Fund shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

         A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

         In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by the Fund.

         Upon the sale or other disposition of shares of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending on how long you held your shares.

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service ("IRS") that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

         Fund distributions may be subject to state, local and foreign taxes. Distributions of the Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA

         Performance information (e.g., "total return" and "yield") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to indices such as the Standard and Poor's 500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley Capital International World Index. Advertisements, sales literature and communications to shareholders may also contain statements of the Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Fund's different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.

         "Total return" is the change in value of an investment in the Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge for that class. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where the Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

         "Current yield" reflects the income per share earned by the Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or distributions that were paid to the Fund's shareholders are reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by the Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The "current distribution rate" will differ from the "current yield" computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

HOW TO BUY SHARES

         OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to Ivy European Opportunities Fund. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

         Regular Mail:

                  IVY MACKENZIE SERVICES CORP.
                  P.O. BOX 3022
                  BOCA RATON, FL 33431-0922

         Courier:

                  IVY MACKENZIE SERVICES CORP.
                  700 SOUTH FEDERAL HIGHWAY, SUITE 300
                  BOCA RATON, FL 33432

         The Fund reserves the right to reject any purchase order.

         MINIMUM INVESTMENT POLICIES: The minimum initial investment in Class A, Class B or Class C shares is $1,000; the minimum additional investment is $100. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").

         Accounts in Class I shares can be opened with a minimum initial investment of $5,000,000; the minimum additional investment is $10,000. The minimum initial investment in the Fund's Class I shares may be spread over the thirteen-month period following the opening of the account (see "Letter of Intent (LOI)").

          BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

         By Mail: Complete the investment slip attached to your statement, or write instructions including the account registration, fund number, and account number of the shares you wish to purchase. Send your check (payable to the Fund) and investment slip or written instructions to one of the addresses above.

         Through Your Broker: Deliver to your registered representative or selling broker the investment slip attached to your statement (or written instructions) along with your payment.

          By Wire: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-800-777-6472. Wiring instructions are as follows:

                  FIRST UNION NATIONAL BANK OF FLORIDA
                  JACKSONVILLE, FL
                  ABA#063000021
                  ACCOUNT #2090002063833
                  FOR FURTHER CREDIT TO:
                  YOUR IVY ACCOUNT REGISTRATION
                  YOUR FUND NUMBER AND ACCOUNT NUMBER

         By Automatic Investment Method: Complete Sections 6A and 7B on the Account Application (See "Automatic Investment Method" on page ____ for more information).

HOW YOUR PURCHASE PRICE IS DETERMINED

         Your purchase price for Class A shares of the Fund is the net asset value ("NAV") per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price per share is known as the public offering price. Your purchase price for Class B and Class C shares and Class I shares of the Fund is the net asset value per share.

         Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

         Orders placed with a securities dealer before the NAV is determined and that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

         You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW THE FUND VALUES ITS SHARES

         The NAV per share is the value of one share. The NAV is determined for each class of shares as of the close of the New York Stock Exchange (the "Exchange") on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

         The Trustees have established procedures to value the Fund's securities in order to determine the NAV. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved by the Trustees. Money market instruments of the Fund are valued at amortized cost.

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

         Shares are purchased at a public offering price equal to their NAV per share plus a sales charge, as set forth below.

                                  SALES CHARGE
                           ---------------------------

                                               AS A PERCENTAGE OF     AS A PERCENTAGE OF    AS A PORTION OF PUBLIC
                                               PUBLIC OFFERING PRICE  NET AMOUNT INVESTED   OFFERING PRICE RETAINED
                                                                                                    BY DEALER

AMOUNT INVESTED
---------------------------                        --------------         --------------          --------------
Less than $50,000                                      5.75%                  6.10%                    5.00%
$50,000 but less than $100,000                         5.25%                  5.54%                    4.50%
$100,000 but less than $250,000                        4.50%                  4.71%                    3.75%
$250,000 but less than $500,000                        3.00%                  3.09%                    2.50%
$500,000 or over*                                      0.00%                  0.00%                    0.00%

* A CDSC may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Contingent
         Deferred Sales Charge -- Class A Shares."


         Sales charges are not applied to any dividends or capital gains that are reinvested in additional shares of the Fund. An investor may be charged a transaction fee for Class A and Class I shares purchased or redeemed at NAV through a broker or agent other than IMDI.

         With respect to purchases of $500,000 or more through dealers or agents, IMDI may, at the time of purchase, pay such dealers or agents from its own resources a commission to compensate such dealers or agents for their distribution assistance in connection with such purchases. The commission would be computed as set forth below:

                              NAV COMMISSION TABLE

PURCHASE AMOUNT                                          COMMISSION
---------------                                         --------------
First
$3,000,000.........................................         1.00%
Next
$2,000,000.........................................         .50%
Over
$5,000,000.........................................         .25%

          Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the 1933 Act.

         IMDI compensates participating brokers who sell Class A shares through the initial sales charge. IMDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute the Fund's Class A shares. Pursuant to separate distribution plans for the Fund's Class A, Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Fund's Class A distribution plans, IMDI currently pays a continuing service fee to qualified dealers at an annual rate of .25% of qualified investments.

         IMDI may from time to time pay a bonus or other incentive to dealers (other than IMDI) which employ a registered representative who sells a minimum dollar amount of the shares of the Fund and/or other funds distributed by IMDI during a specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the U.S. or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

         Purchases of $500,000 or more of Class A shares will be made at NAV with no initial sales charge, but if the shares are redeemed within 24 months after the end of the calendar month in which the purchase was made (the CDSC period), a CDSC of 1% will be imposed.

         The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or capital gains which have been reinvested in additional Class A shares.

         In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

         WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for: (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class A Fund account at the time of the initial distribution) (i.a) following retirement under a tax qualified retirement plan, or (i.b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

         Class A shareholders may exchange their Class A shares subject to a CDSC ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative NAV per Class A share, without the payment of any CDSC that would be due upon the redemption of the outstanding Class A shares. The original CDSC rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

QUALIFYING FOR A REDUCED SALES CHARGE

         RIGHTS OF ACCUMULATION (ROA): Rights of Accumulation ("ROA") is calculated by determining the current market value of all Class A shares in all Ivy fund accounts (except Ivy Money Market Fund) owned by you, your spouse, and your children under 21 years of age. ROA is also applicable to accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the Code). The current market values of your accounts as described above is added together and then added to your current purchase amount. If the combined total is equal to or greater than a breakpoint amount for the Fund you are purchasing, then you qualify for the reduced sales charge on that purchase. To reduce or eliminate the sales charge, you must complete
Section 4C of the Account Application.

         LETTER OF INTENT (LOI): A Letter of Intent ("LOI") is a non-binding agreement that states your intention to invest in additional Class A shares, within a thirteen month period after the initial purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4C of the Account Application.

         Should the LOI not be fulfilled within the thirteen month period, your account will be debited for the difference between the full sales charge that applies for the amount actually invested and the reduced sales charge actually paid on purchases placed under the terms of the LOI.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE: Investors who held Ivy Fund shares as of December 31, 1991, or who held shares of certain funds that were reorganized into an Ivy fund, may be exempt from sales charges on the purchase of Class A shares of any of the Ivy funds. If you believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

         Class A shares of the Fund may be purchased without an initial sales charge or CDSC by (i) officers and Trustees of the Trust (and their relatives),
(ii) officers, directors, employees, retired employees, legal counsel and accountants of IMI, MIMI, and MFC (and their relatives), and (iii) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person). In addition, certain investment advisors and financial planners who charge a management, consulting or other fee for their services and who place trades for their own accounts or the accounts of their clients may purchase Class A shares of the Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who maintains an omnibus account with the Fund. Also, clients of these advisors and planners may make purchases under the same conditions if the purchases are through the master account of such advisor or planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation plans and trusts used to fund those plans including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "Rabbi Trusts" whose assets are used to purchase shares of the Fund through the aforementioned channels.

         Class A shares of the Fund may be purchased at NAV by retirement plans qualified under section 401(a) or 403(b) of the Code or subject to the Employee Retirement Income Security Act of 1974, as amended. A CDSC of 1% will be imposed on such purchases in the event of certain plan-level redemption transactions within 24 months following such purchases. Class A shares of the Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if the Plan has at least $3 million in assets or 500 or more eligible employees. Class B shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "GROUP SYSTEMATIC INVESTMENT PROGRAM" in the Fund's SAI.

         If investments by retirement plans at NAV are made through a dealer who has executed a dealer agreement with respect to the Fund, IMDI may, at the time of purchase, pay the dealer out of IMDI's own resources a commission to compensate the dealer for its distribution assistance in connection with the retirement plan's investment. Refer to the NAV Commission Table on page _____ of this Prospectus. A CDSC of 1% will be imposed on such purchases in the event of certain redemption transactions within 24 months following such purchases. Please contact IMDI for additional information.

         Class A shares can also be purchased without an initial sales charge, but subject to a CDSC of 1.00% during the first 24 months, by: (a) any state, county or city (or any instrumentality, department, authority or agency of such entities) that is prohibited by applicable investment laws from paying a sales charge or commission when purchasing shares of a registered investment management  company  (an  "eligible  governmental  authority"),  and  (b)  trust companies, bank trust departments, credit unions, savings and loans and other similar organizations in their fiduciary capacity or for their own accounts, subject to any minimum requirements set by IMDI (currently, these criteria require that the amount invested or to be invested in the subsequent 13-month period totals at least $250,000). In either case, IMDI may pay commissions to dealers that provide distribution assistance on the same basis as in the preceding paragraph.

         Class A shares of the Fund may also be purchased without a sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies. Additional information on reductions or waivers may be obtained from IMDI at the address listed on the cover of the Prospectus.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B AND CLASS C SHARES

         Class B and Class C shares are offered at NAV per share without a front end sales charge. Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including shares derived from dividends or capital gains reinvested. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the requisite maximum holding period or those you acquire through reinvestment of dividends or capital gain, and next from the shares you have held the longest during the requisite holding period.

         Proceeds from the CDSC are paid to IMDI. The proceeds are used, in whole or in part, to defray its expenses related to providing the Fund with distribution services in connection with the sale of Class B and Class C shares, such as compensating selected dealers and agents for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell Class B or Class C shares without deducting a sales charge at the time of the purchase.

         In the case of Class B shares, the amount of the CDSC, if any, will vary depending on the number of months from the time you purchase your shares until the time you redeem them. Solely for purposes of determining this holding period, any purchases you make during the quarter will be aggregated and deemed to have been made on the last day of the quarter. In the case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will be deemed to have been made on the last day of the month.

                                                      CONTINGENT DEFERRED
CLASS B SHARES:                                       SALES CHARGE AS A
                                                      PERCENTAGE OF DOLLAR
                                AMOUNT SUBJECT TO
YEAR SINCE PURCHASE                                   CHARGE
-------------------                                   --------------------
First............................................              5%
Second........................................                 4%
Third...........................................               3%
Fourth.........................................                3%
Fifth............................................              2%
Sixth...........................................               1%
Seventh and thereafter.................                        0%

         IMDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares they have sold, and will receive the entire amount of the CDSC paid by shareholders on the redemption of Class B shares to finance the 4% commission and related marketing expenses.

         With respect to Class C shares, IMDI currently intends to pay to dealers a sales commission of 1% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. IMDI will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

         Pursuant to separate distribution plans for the Fund's Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Under the Fund's Class B Plan, IMDI retains .75% of the continuing 1% service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an annual rate of .25% of qualified investments. Under the Class C Plan, IMDI pays continuing service/distribution fees to qualified dealers at an annual rate of 1% of qualified investments after the first year of investment (.25% of which represents a service fee).

         CONVERSION OF CLASS B SHARES: Your Class B shares and an appropriate portion of both reinvested dividends and capital gains on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares into the Fund from Class B shares of another Ivy fund, the calculation will be based on the time the shares in the original fund were purchased.

         WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class B or Class C Fund account at the time of the initial distribution) (i.a) following retirement under a tax qualified retirement plan, or (i.b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

         ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) .25% of the value of Fund shares sold by the dealer during a particular period, and
(ii) .10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

HOW TO REDEEM SHARES

         You may redeem your Fund shares through your registered securities representative, by mail, or by telephone. A CDSC may apply to certain Class A share redemptions, to Class B shares that are redeemed within six years of purchase and to Class C shares that are redeemed within one year of purchase. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. If you own shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees; any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

         When shares of the Fund are redeemed, the Fund normally will send redemption proceeds to you on the next business day, but may take up to seven business days (or longer in the case of shares recently purchased by check). Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

         If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.

         THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV (less any applicable CDSC) determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

          BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

          - Any outstanding certificate(s) for shares being redeemed.

          - A letter of instruction, including the account registration, fund number, account number, and dollar amount or number of shares to be redeemed.

          - Signatures of all registered owners whose names appear on the account.

          - Any required signature guarantees.

          - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations retirement plan trustees or others acting in representative capacities).

         The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

         Mail your request to IMSC at one of the addresses on page ______ of this Prospectus.

         BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

         Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

         Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

         Shares held in certificate form cannot be redeemed by telephone.

         If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

         The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

         Receiving Your Proceeds by Federal Funds Wire: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

         In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

          Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

         Neither IMSC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

         Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months. The Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

         For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

          - Redemption requests over $50,000.

          - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

          - Requests for redemption proceeds to be sent to an address other than the address of record, or the address of record has changed within the last 30 days.

          - Registration transfer requests.

          - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

         A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

         Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

         You have the option of selecting the distribution option that best suits your needs:

         AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional shares of the same class of the Fund unless you specify one of the other options.

         INVESTMENT IN ANOTHER IVY FUND -- Both dividends and capital gains are automatically invested at NAV in another Ivy fund of the same class.

         DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of the Fund or another Ivy fund of the same class.

         DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

         If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer ("EFT"), or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.

         If you wish to have your cash distributions go to an address other than the address of record you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

         In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish the Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

         You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

         Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the Account Application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Alien individuals must furnish their individual TIN on a completed IRS Form W-9. Other non-U.S. investors who are not required to have a TIN must provide, with their Account Application, a completed IRS Form W-8.

CERTIFICATES

         In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

         Certificates requested by telephone for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

         Shareholders of the Fund have an exchange privilege with other Ivy funds (except Ivy International Fund unless they have an existing Ivy International Fund account). The Fund reserves the right to reject any exchange order.

         Class A shareholders may exchange their outstanding Class A shares for Class A shares of another Ivy fund on the basis of the relative NAV per Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for outstanding Class A shares that have been invested for 12 months or longer.

         Class B (and Class C) shareholders may exchange their outstanding Class B (or Class C) shares for Class B (or Class C) shares of another Ivy fund on the basis of the relative NAV per Class B (or Class C) share, without the payment of any CDSC that would otherwise be due upon the redemption of Class B (or Class C) shares. Class B shareholders who exercise the exchange privilege would continue to be subject to the original Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

         Class I shareholders of the Fund may exchange their outstanding Class I shares for Class I shares of another Ivy fund on the basis of the relative NAV per Class I share. Exchanges from any class of Fund shares into an Ivy fund in which shares are not already held are subject to certain minimum investment restrictions. See "Exchange of Shares" in the SAI or contact IMSC at 1-800-777-6472 for further details.

         Shares   resulting  from  the   reinvestment  of  dividends  and  other
distributions will not be charged an initial sales charge or a CDSC when exchanged into another Ivy fund.

         Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Share certificates must be unissued (i.e., held by the Fund) in order to execute an exchange. Exchanges are available only in states where they can be legally made. The Fund reserves the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy fund into which the exchange is made. It is the policy of the Fund to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of the Fund, the Fund may cancel the exchange privileges of any persons that, in the opinion of the Fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

         With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of the Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any CDSC for future redemptions of the exchanged shares.

         Investors who held Ivy Fund shares as of December 31, 1991, or who held shares of certain funds that were reorganized into an Ivy fund, may be exempt from sales charges on the exchange of shares between any of the Ivy funds. If you believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

         In calculating the sales charge assessed on an exchange, shareholders will be allowed to use the Rights of Accumulation privilege.

         EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically for accounts qualifying for this option. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

         In order to execute an exchange, please contact IMSC at 1-800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

         The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

          EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

          - The name and class of the fund whose shares you currently own.

          - Your account number.

          - The name(s) in which the account is registered.

          - The name of the fund in which you wish your exchange to be invested.

          - The number of shares or the dollar amount you wish to exchange.

         The request must be signed by all registered owners.

REINVESTMENT PRIVILEGE

         Investors who have redeemed Class A shares of the Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of the Fund at NAV (without a sales charge) within 60 days after the date of redemption. IN ORDER TO REINVEST WITHOUT A SALES CHARGE, SHAREHOLDERS OR THEIR BROKERS MUST INFORM IMSC THAT THEY ARE EXERCISING THE REINVESTMENT PRIVILEGE AT THE TIME OF REINVESTMENT. The tax status of a gain realized on a redemption generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.

SYSTEMATIC WITHDRAWAL PLAN

         You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must continually maintain at least $5,000 in your account. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Share certificates must be unissued (i.e., held by the Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

         If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to purchase additional Class A, Class B or Class C shares when you have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A shares or to a CDSC imposed on your redemptions of Class B or Class C shares. In addition, redemptions are taxable events.

         Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account. Any applicable CDSC will be assessed upon the redemptions. A CDSC will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

         Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

         Retirement accounts are eligible for Systematic Withdrawal Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

         If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

         You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your Account Application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy account. The minimum investment under this plan is $50 per month ($25 per month for retirement plans). There is no charge to you for this program.

         You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting IMSC at 1-800-777-6472.

         If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

         Shareholders with two or more Ivy fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

RETIREMENT PLANS

         The Ivy funds offer several tax-sheltered retirement plans that may fit your needs:

         -   Traditional and Roth IRAs

         -   401(k), Money Purchase Pension and Profit Sharing Plans

         -   SEP-IRA (Simplified Employee Pension Plan)

         -   403(b)(7) Plan

         -   SIMPLE Plans (Individual Retirement Account and 401(k))

         Minimum initial and subsequent investments for retirement plans are $25.

         Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from the Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W4-P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or IMSC.

         Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

         Inquiries   regarding   the  Fund   should  be   directed  to  IMSC  at
1-800-777-6472.

                         Ivy European Opportunities Fund
                               ACCOUNT APPLICATION
      USE THIS APPLICATION FOR CLASS A, CLASS B, CLASS C AND CLASS I SHARES

      Please mail applications and checks to: Ivy Mackenzie Services Corp.,
                   P.O. Box 3022, Boca Raton, FL 33431-0922.

(This application should not be used for retirement accounts for which Ivy is custodian.)

Account Number:

(Fund Use Only)

Dealer #:
Branch #:
Rep. I.D. #:
Acct. Type:
Soc Cd:
Div Cd:
CG Cd:
Exc Cd:
Red Cd:

1.       REGISTRATION

        // Individual / / Joint Tenant / / Estate / / UGMA/UTMA / /  Corporation
         / / Partnership / / Sole Proprietor / / Trust / / Other

         Date of Trust
         Owner, Custodian or Trustee
         Co-owner or Minor
         Minor's State of Residence
         Street
         City
         State
         Zip Code
         Phone Number -- Day
         Phone Number -- Evening

2.       TAX ID

         Citizenship: / / U.S. / / Other ________________

         Social Security Number

         Tax Identification Number

         Under penalties of perjury, I certify by signing in Section 8 below that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Tax Identification Number" section of the Prospectus for additional information on completing this section.

3.       DEALER INFORMATION

         The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

         Dealer Name
         Branch Office Address
         City
         State
         Zip Code
         Representative's Name and Number
         Representative's Phone Number
         Authorized Signature of Dealer

4.       INVESTMENTS

 A. Enclosed is my check ($1,000 minimum) made payable to Ivy European Opportunities Fund. Please invest it in Class A __ Class B __ Class C __ or Class I shares.

                  $__________________ (Amount Enclosed)

 B. I qualify for an elimination of the sales charge due to the following privilege (applies only to Class A shares):

          __ New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)

          __ ROA with the account(s) listed below.

          __ Existing Letter of Intent with account(s) listed below.

                  Fund Name(s)

                  Account Number(s)

                  If establishing a Letter of Intent, you will need to purchase Class A shares over a thirteen-month period in accordance with the provisions in the Prospectus. The Aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

                  /  /     $50,000
                  /  /     $100,000
                  /  /     $250,000
                  /  /     $500,000

C.       FOR DEALER USE

          Confirmed trade orders: [Confirm Number, Number of Shares, Trade Date]

5.       DISTRIBUTION OPTIONS

         I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

 A. / / Reinvest all dividends and capital gains into additional shares of a different Ivy fund.

                  Fund Name
                  Account Number

 B. / / Pay all dividends in cash and reinvest capital gains into additional shares in this Fund or a different Ivy fund.

                  Fund Name
                  Account Number

 C.       / / Pay all dividends and capital gains in cash.

 I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:

                  /  /     Sent to the address listed in the registration.

                  / /      Sent to the special payee listed in Section 7A//
                           (By Mail)
                            7B// (By E.F.T.)

6.       OPTIONAL SPECIAL FEATURES

A.       /  /     Automatic Investment Method (AIM)

         - I wish to invest _________________ / / once per month / / twice / / 3 times / / 4 times
            -My bank account will be debited on the _________ day of the month

         Please invest $___________________ each period starting in the month of __________________ in Ivy European Opportunities Fund.

         /  /     Class A
         /  /     Class B
         /  /     Class C
         /  /     Class I

         / / I have attached a voided check to ensure my correct bank account will be debited.

B.       Systematic Withdrawal Plans**

         I wish to automatically withdraw funds from my account in Ivy European Opportunities Fund.

         /  / Monthly    /  / Quarterly    /  /Semiannually    /  / Annually

         /  / Once    /  / Twice    /  / 3 times    /  / 4 times per month

         I request the distribution be:

          / / Sent to the address listed in the registration.

          / / Sent to the special payee listed in Section 7.

          / / Invested into additional shares of the same class of a different Ivy fund.

         Fund Name
         Account Number
         Amount $__________________(Minimum $50) starting on or about the

                  -_______ day of the month
                  -_______ day of the month
                  -_______ day of the month*

         NOTE: Account minimum: $5,000 in shares at current offering price

C.       Electronic Funds Transfer for Redemption Proceeds**

          I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (Complete
          Section 7B)


D.       Telephone Exchanges**    /  / Yes         /  / No

                  I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

                  If neither box is checked, the telephone exchange privilege will be provided automatically.

E.       Telephonic Redemptions** /  / Yes         /  / No

                  The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

                  If neither box is checked, the telephone redemption privilege will be provided automatically.

          * There must be a period of at least seven calendar days between each investment/withdrawal period.

          ** This option may not be used if shares are issued in certificate form.

7.       SPECIAL PAYEE

A.       MAILING ADDRESS

                  Please send all disbursements to this special payee:

                  Name of Bank or Individual
                  Account Number (If Applicable)
                  Street
                  City/State/Zip

B.       FED WIRE / E.F.T. INFORMATION

                  Financial Institution
                  ABA #
                  Account #
                  Street
                  City/State/Zip
                  (Please attach a voided check)

8.       SIGNATURES

         Investors  should be aware  that the  failure  to check the "No"  under
         Section 6D or 6E above means that the Telephone Exchange/Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

         I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
         Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

         THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO VOID BACKUP WITHHOLDING.

         ------------------------------   Signature of Owner, Custodian,
        Date
        Trustee or Corporate Officer


         ------------------------------
         Signature of Joint Owner,                                     Date
         Co-Trustee or Corporate Officer
                          (Remember to sign Section 8)









[April [  ], 1999]                                   IVY FUNDS(R)

Ivy
European
Opportunities
Fund
Advisor
Class Shares


-----------
Prospectus
-----------


Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

[ARTWORK]

THROUGHOUT THE
CENTURIES,
THE CASTLE KEEP HAS
BEEN A SOURCE
OF LONG-RANGE VISION
AND STRATEGIC
ADVANTAGE.

         Ivy Fund (the "Trust") is a registered investment company currently consisting of twenty separate portfolios. The Advisor Class of shares of one of these portfolios, Ivy European Opportunities Fund (the "Fund"), are described in this Prospectus.

         Advisor Class shares are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees, and are available for purchase only by certain investors. The Fund's Class A, Class B, Class C and Class I shares are described in a separate prospectus dated April [ ], 1999.

         The  Fund's  investment   objective  is  long-term  capital  growth  by
investing in the securities markets of Europe.

         This Prospectus sets forth concisely the information about the Fund's Advisor Class shares that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Fund's Advisor Class shares is contained in the Fund's Statement of Additional Information for the Advisor Class shares dated [April __, 1999] (the "SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI, and the prospectus for the Fund's other classes of shares, are available upon request and without charge at the Distributor's address and telephone number below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

EXPENSE INFORMATION..................................................2

INVESTMENT OBJECTIVE AND POLICIES....................................3

RISK FACTORS AND INVESTMENT TECHNIQUES...............................5

ORGANIZATION AND MANAGEMENT OF THE FUND.............................12

INVESTMENT MANAGER..................................................13

FUND ADMINISTRATION AND ACCOUNTING..................................14

TRANSFER AGENT......................................................14

DIVIDENDS AND TAXES.................................................15

PERFORMANCE DATA....................................................16

HOW TO BUY SHARES...................................................16

HOW YOUR PURCHASE PRICE IS DETERMINED...............................18

HOW THE FUND VALUES ITS SHARES......................................18

HOW TO REDEEM SHARES................................................19

MINIMUM ACCOUNT BALANCE REQUIREMENTS................................21

SIGNATURE GUARANTEES................................................21

CHOOSING A DISTRIBUTION OPTION......................................22

TAX IDENTIFICATION NUMBER...........................................22

CERTIFICATES........................................................23

EXCHANGE PRIVILEGE..................................................23

SYSTEMATIC WITHDRAWAL PLAN..........................................24

AUTOMATIC INVESTMENT METHOD.........................................25

CONSOLIDATED ACCOUNT STATEMENTS.....................................26

RETIREMENT PLANS....................................................26

SHAREHOLDER INQUIRIES...............................................26

ACCOUNT APPLICATION.................................................27

BOARD OF TRUSTEES                      OFFICERS
John S. Anderegg, Jr.     Michael G. Landry, Chairman
Paul H. Broyhill          Keith J. Carlson, President
Keith J. Carlson          James W. Broadfoot, Vice President
Stanley Channick          C. William Ferris,
Frank W. DeFriece, Jr.    Secretary/Treasurer
Roy J. Glauber
Michael G. Landry         LEGAL COUNSEL
Joseph G. Rosenthal       Dechert Price & Rhoads
Richard N. Silverman      Boston, MA
J. Brendan Swan
                          CUSTODIAN
                          Brown Brothers Harriman & Co.
                          Boston, MA


TRANSFER AGENT                 INVESTMENT MANAGER
Ivy Mackenzie                  Ivy Management, Inc.
Services Corp.                 700 South Federal Highway
P.O. Box 3022                  Boca Raton, FL 33432
Boca Raton, FL 33431-0922      1-800-456-5111
1-800-777-6472
                               DISTRIBUTOR
AUDITORS                       Ivy Mackenzie
                               Distributors, Inc.
Fort Lauderdale, FL            Via Mizner Financial Plaza
                               700 South Federal Highway
                               Boca Raton, FL 33432
                               1-800-456-5111

                              [LOGO] IVY MACKENZIE

EXPENSE INFORMATION

         The expenses and costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables.

                        SHAREHOLDER TRANSACTION EXPENSES

                             MAXIMUM SALES LOAD          MAXIMUM CONTINGENT
                             IMPOSED ON PURCHASES        DEFERRED SALES CHARGE
                             (AS A % OF                  (AS A % OF ORIGINAL
                             OFFERING PRICE)             PURCHASE PRICE)
                             --------------------        ---------------------
Advisor Class shares.........    None                          None

         The Fund does not charge a redemption fee, an exchange fee, or a sales load on reinvested dividends.


                       ANNUAL FUND OPERATING EXPENSES (1)
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                  TOTAL FUND
                                                  OTHER           OPERATING
                              12B-1 SERVICE/    EXPENSES          EXPENSES
                MANAGEMENT     DISTRIBUTION     (after expense   (after expense
                   FEES           FEES          reimbursement)   reimbursement)
                -----------   -------------     --------------   -------------
Advisor Class
shares ......... 1.00%           None                  0.95%        1.95%

(1) Annual Fund operating expenses are based on estimated fees and expenses that the Fund expects to incur in its initial fiscal year ending December 31, 1999 net of expense reimbursements from Ivy Management, Inc. ("IMI"). See "Investment Manager" for a more detailed discussion of the Fund's fees and expenses.

EXAMPLE

         The following table lists the expenses an investor would pay on a $1,000 investment in the Fund's Advisor Class shares, assuming (1) 5% annual return and (2) unless otherwise noted, redemption at the end of each time period. This example further assumes reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                                             1 YEAR            3 YEARS
                                             ------            -------

Advisor Class shares.......................     $20               $61

         The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund's Advisor Class shares will bear directly or indirectly. The information presented in the table does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Fund's fees and expenses, see the following sections of this Prospectus: "Organization and Management of the Fund," "Investment Manager" and "Fund Administration and Accounting," and the following section of the SAI: "Investment Advisory and Other Services."

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe. The Fund's subadviser, Henderson Investment Management Limited ("Henderson Investors"), will invest the Fund's assets in the securities of European companies, including those companies operating in the emerging markets of Europe and small capitalization companies operating in the developed markets of Europe. The Fund may also invest in larger capitalization European companies and European companies which have been subject to special circumstances, e.g., privatized companies or companies which provide exceptional value. Although the majority of the Fund's assets will be invested in equity securities, the Fund may also invest in cash, short-term or long-term fixed income securities issued by corporations and governments of Europe if considered appropriate in relation to the then current economic or market conditions in any country.

         The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. The Fund may also invest in sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs"), European Depository Shares ("EDSs") and Global Depository Shares ("GDSs"). The Fund does not expect to concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Group ("S&P") or, if unrated, considered by Henderson Investors to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt. The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

         For temporary defensive purposes or when Henderson Investors believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, considered by Henderson Investors to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper.

         The Fund may borrow money for temporary, extraordinary or emergency purposes, provided that the Fund maintains asset coverage of 300% for all borrowings. The Fund may also invest up to 10% of its total assets in other investment companies, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls.

         For hedging purposes only, the Fund may engage in transactions in (and options on) stock index, interest rate and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

         The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for the Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Board of Trustees of the Trust ("Trustees") without shareholder approval. There can be no assurance that the Fund's objective will be met. The different types of securities and investment techniques used by the Fund involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques," below, and the SAI.

         Whenever an investment objective, policy or restriction of the Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

         Descriptions in this prospectus of a particular investment practice or technique in which the Fund may engage (such as hedging) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Henderson Investors, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. Henderson Investors may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

RISK FACTORS AND INVESTMENT TECHNIQUES

         By virtue of the Fund's investment policies, European stock markets will generally have the greatest effect on the value of the Fund's portfolio. To the extent that the Fund invests in the emerging markets of Europe, the Fund may be subject to greater risks than if it had invested in more developed markets. In emerging markets securities may be traded less frequently and price movements may be more volatile than in developed markets. Foreign securities, particularly those traded in emerging markets, often have less publicly available information and are subject to different regulations than domestic securities. Political events, changes in the perceived creditworthiness of issuers, high rates of inflation, higher brokerage costs, fluctuating national interest rates, thinner trading markets, foreign taxes and movements in foreign currencies will affect the value of the Fund's holdings, which determine the Fund's share price.

         The Fund is expected to have significant investments in companies with relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk. The Fund also may buy higher yielding bonds as equity alternatives (typically with a credit rating of BB to C) to provide higher income, but they are also subject to higher risk. Risks include bankruptcy or default of the issuer and more volatile market prices than higher-rated bonds.

         BANK OBLIGATIONS: The bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion,
(ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and
(iv) foreign banks if the obligation is, in Henderson Investors' opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

         BORROWING: Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

         COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. The Fund's investments in commercial paper are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the risk of payment default.

         CONVERTIBLE SECURITIES: The convertible securities in which the Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities convertible into common stocks. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity security. Convertible securities usually provide a higher yield than the underlying equity, so the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

         DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         INVESTMENT GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a greater susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered "medium grade" obligations) generally have an adequate capacity to pay interest and repay principal, but lack outstanding investment characteristics and have some speculative characteristics.

         LOW-RATED DEBT SECURITIES: Securities rated lower than Baa or BBB, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), are considered by major credit-rating organizations to have predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investors in the Fund should be aware of and willing to accept the special risks associated with these securities.

         While high yield debt securities are likely to have some quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. Henderson Investors seeks to reduce risk through diversification, credit analysis and attention to current development and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, Henderson Investors will determine whether it is in the Fund's best interest to retain or dispose of the security. For additional information regarding the risks associated with investing in high yield bonds, see the SAI (and, in particular, Appendix A, which contains a more complete description of the ratings assigned by Moody's and S&P).

         FOREIGN SECURITIES: The foreign securities in which the Fund invests may include non-U.S. dollar-denominated securities, Eurodollar securities, sponsored or unsponsored ADRs, EDRs, GDRs, ADSs, EDSs and GDSs, and debt securities issued, assumed or guaranteed by foreign governments (or political subdivisions or instrumentalities thereof). Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are associated with the Fund's investments generally.

         In many foreign countries, there is less regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Fund may invest may be smaller, less liquid and subject to greater price volatility than those in the United States. Generally, price fluctuations in the Fund's foreign securities holdings are likely to be high relative to those of securities issued in the United States.

         Other risks include the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), difficulties in pricing, default in foreign government securities, high rates of inflation, difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Fund's foreign investments. In addition, investing in foreign securities often involves the use of foreign currencies. For a description of the risk associated with such currencies, see the SAI.

         EMERGING MARKETS SECURITIES. Countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. (or the U.K., in Henderson Investors' case) and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause the Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at time accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

         Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency. Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests. Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience or financial intermediaries, the lack of modern technology and the lack of a sufficient capital basically to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Fund's investment in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         FOREIGN SOVEREIGN DEBT OBLIGATIONS. The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including those located in emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging markets countries may involve a high degree of risk and may be in default or present the risk of default. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. Certain emerging market countries have historically experienced, and may continue to experience, high inflation and interest rates, large fluctuations in exchange rates, large amounts of external debt, trade difficulties and extreme poverty and unemployment. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. In the event of a default, the Fund may have limited legal recourse against the issuer or guarantor. Remedies must in some cases be pursued in the courts of the defaulting party itself and the ability of holders of foreign government debt securities to obtain recourse may depend on the political climate in the relevant country. No assurance can be given that the holders of commercial bank debt will not contest payments to holders of other sovereign debt obligations in the event of the default under their commercial bank loan agreements.

         BRADY BONDS: Brady Bonds are debt securities issued under the Brady Plan, a mechanism whereby debtor nations can restructure their indebtedness by negotiating with lenders and exchanging existing commercial bank debt for Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The Brady Plan only sets forth general guidelines for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

         EURO CONVERSION RISKS: On January 1, 1999, a new European currency called the "Euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the Euro, including circulation of Euro bills and coins, will occur during the period from January 1, 1999 through December 31, 2001. During this transition, European debt and equity securities will have to be redenominated and various accounting differences and/or adverse tax results could occur. In addition, certain European Union (EU) members, including the United Kingdom, did not officially implement the Euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. In any of these instances, the Fund could experience investment losses.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS: The Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when the Fund converts assets from one currency to another. The Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations or by political or economic developments in the U.S. or abroad. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

         FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         OPTIONS AND FUTURES TRANSACTIONS: The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that affect the value of the Fund's securities. These techniques may involve derivative transactions such as purchasing put and call options, selling put and call options, and engaging in transactions in stock index futures and related options.

         The Fund may invest in options on securities in accordance with its stated investment objective and policies. A put option is a short-term contract that gives the purchaser of the option the right, in return for a premium, to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right, in return for a premium, to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         The Fund may also enter into futures transactions in accordance with its stated investment objective and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A foreign currency futures contract is an agreement to buy or sell a specified amount of a foreign currency for a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

         Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to the Fund if Henderson Investors judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. The Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.

         REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. The Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by Ivy Management, Inc. ("IMI"), the Fund's investment adviser, under guidelines approved by the Board of Trustees. The Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

         ILLIQUID SECURITIES: An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security on its books. Illiquid securities may include securities that are subject to restrictions on resale ("restricted securities") because they have not been registered. Illiquid securities often offer the potential for higher returns than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. The Fund may have to bear the expense of registering restricted securities for resale, and the risk of substantial delays in effecting such registrations. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded.

         SHARES OF OTHER INVESTMENT COMPANIES: As a shareholder of an investment company, the Fund will bear its ratable share of the investment company's expenses (including management fees, in the case of a management investment company).

         SMALL COMPANIES: Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of smaller companies may be subject to more abrupt to erratic market movements, because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

         WARRANTS: The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and are considered speculative investments. For example, if a warrant were not exercised by the date of its expiration, the Fund would lose its entire investment.

          "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS: Purchasing securities on a "when-issued" or firm commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations in response to changing interest rates than debt securities that distribute income regularly. In addition, for Federal income tax purposes, the Fund generally recognizes and is required to distribute income generated by zero coupon bonds currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.

ORGANIZATION AND MANAGEMENT OF THE FUND

         The Fund is a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The business and affairs of the Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has twenty separate portfolios. The Fund has 5 classes of shares designated as Class A, Class B, Class C, Class I (which are described in a separate prospectus) and Advisor Class. Shares of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for the Advisor Class and Class I, has a different Rule 12b-1 distribution plan and bears different distribution fees. Class I shares are subject to lower administrative service and transfer agency fees than the Fund's Class A, Class B, Class C and Advisor Class shares. Each class of shares also has its own sales charge and expense structure that may affect its performance relative to the Fund's other classes of shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

         The Trust employs IMI to provide business management and investment advisory services, Mackenzie Investment Management Inc. ("MIMI") to provide administrative and accounting services, Ivy Mackenzie Distributors, Inc. ("IMDI") to distribute the Fund's shares and Ivy Mackenzie Services Corp. ("IMSC") to provide transfer agent and shareholder-related services for the Fund. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. IMI has been an investment advisor since 1992. As of [March 1, 1999], IMI and MIMI had approximately [$ billion and $ billion,] respectively, in assets under management. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 32 years.

INVESTMENT MANAGER

         For IMI's business management and investment advisory services, the Fund pays IMI a fee that is equal, on an annual basis, to 1.00% of its average net assets.

         IMI voluntarily limits the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification, and extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets. This voluntary expense limitation may be terminated or revised at any time.

         IMI pays all expenses that it incurs in rendering management services to the Fund. The Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular series (or a class thereof) will be borne by that series (or class) directly.

         The investment management fees paid by the Fund are higher than those charged by many funds that invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Fund.

         Henderson Investors serves as subadviser to the Fund. For this service, IMI pays Henderson Investors a fee that is equal, on an annual basis, to 0.50% of that portion of the Fund's average net assets managed by Henderson Investors.

         Henderson Investors, an United Kingdom corporation organized in 1984, maintains its registered office at 3 Finsbury Avenue, London, England EC2M 2PA. Henderson Investors is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located at AMP Building, 24th Floor, 33 Alfred Street, Sydney, New South Wales 2000 Australia. As of March 1, 1999, Henderson Investors, together with its affiliates, managed in excess of [$__ billion] of assets.

         PORTFOLIO MANAGEMENT: Stephen Peak, Executive Director Henderson Investors and head of Henderson Investors' European equities team, has been the Fund's portfolio manager since its inception in 1999. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 24 years of investment experience.

         HENDERSON INVESTORS' INVESTMENT PROCESS: Henderson Investors' European equities investment process follows a "bottom-up" approach. Generally, Henderson Investors will seek long-term earnings growth investment opportunities. Country and sector allocation decisions are driven by the "bottom-up" company stock selection process. Company selection is generally based on analysis of wide range of appropriate measures (e.g., growth, price/earnings, price/cash, price/book and enterprise value) and takes into account factors such as market position, competitive advantage, growth prospects and management strength.

FUND ADMINISTRATION AND ACCOUNTING

         MIMI provides various administrative services for the Fund, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to the Fund's Advisor Class shares are subject to a fee, accrued daily and paid monthly, at an annual rate of .10%.

         MIMI also provides certain accounting and pricing services for the Fund (see "Fund Accounting Services" in the SAI for more information).

TRANSFER AGENT

         IMSC is the transfer and dividend-paying agent for the Fund, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

DIVIDENDS AND TAXES

         Distributions you receive from the Fund are reinvested in additional Advisor Class shares unless you elect to receive them in cash. Dividends ordinarily will vary from one class to another.

         The Fund will distribute net investment income and net realized capital gains, if any, at least once a year. The Fund may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

         TAXATION: The following discussion is intended for general information only. You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

         Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held Fund shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

         A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

         In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by the Fund.

         Upon the sale or other disposition of shares of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending on how long you held your shares.

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service ("IRS") that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

         Fund distributions may be subject to state, local and foreign taxes. Distributions of the Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA

         Performance information (e.g., "total return" and "yield") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to indices such as the Standard and Poor's 500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley Capital International World Index. Advertisements, sales literature and communications to shareholders may also contain statements of the Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Fund's different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.

         "Total return" is the change in value of an investment in the Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge for that class. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where the Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

         "Current yield" reflects the income per share earned by the Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or distributions that were paid to the Fund's shareholders are reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by the Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The "current distribution rate" will differ from the "current yield" computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

HOW TO BUY SHARES

         Advisor Class shares are offered through this Prospectus only to the following investors:

(i) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;

(ii) any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least .50% on the assets in the account;

(iii)             officers and Trustees of the Trust (and their relatives);

(iv)              officers,  directors,   employees,  retired  employees,  legal
                  counsel and accountants of IMI, MIMI, and MFC (and their relatives); and

(v) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person).

         OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to Ivy European Opportunities Fund. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

         Regular Mail:

                  IVY MACKENZIE SERVICES CORP.
                  P.O. BOX 3022
                  BOCA RATON, FL 33431-0922

         Courier:

                  IVY MACKENZIE SERVICES CORP.
                  700 SOUTH FEDERAL HIGHWAY, SUITE 300
                  BOCA RATON, FL 33432

         The Fund reserves the right to reject any purchase order.

          MINIMUM INVESTMENT POLICIES: The minimum initial investment in Advisor Class shares is $10,000. The minimum additional investment is $250. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").

          BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

         By Mail: Complete the investment slip attached to your statement, or write instructions including the account registration, fund number, and account number of the shares you wish to purchase. Send your check (payable to the Fund) and investment slip or written instructions to one of the addresses above.

         Through Your Broker: Deliver to your registered representative or selling broker the investment slip attached to your statement (or written instructions) along with your payment.

          By Wire: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-800-777-6472. Wiring instructions are as follows:

                  FIRST UNION NATIONAL BANK OF FLORIDA
                  JACKSONVILLE, FL
                  ABA#063000021
                  ACCOUNT #2090002063833
                  FOR FURTHER CREDIT TO:
                  YOUR IVY ACCOUNT REGISTRATION
                  YOUR FUND NUMBER AND ACCOUNT NUMBER

         By Automatic Investment Method: Complete Sections 6A and 7B on the Account Application (See "Automatic Investment Method" on page ____ for more information).

HOW YOUR PURCHASE PRICE IS DETERMINED

         Your purchase price for Advisor Class shares of the Fund is the net asset value ("NAV") per share.

         Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

         Orders placed with a securities dealer before the NAV is determined and that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

         You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW THE FUND VALUES ITS SHARES

         The NAV per share is the value of one share. The NAV is determined for each class of shares as of the close of the New York Stock Exchange (the "Exchange") on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

         The Trustees have established procedures to value the Fund's securities in order to determine the NAV. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved by the Trustees. Money market instruments of the Fund are valued at amortized cost.

         ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) .25% of the value of Fund shares sold by the dealer during a particular period, and (ii) .10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

         An investor may be charged a transaction fee for Advisor Class shares purchased or redeemed through a broker or agent other than IMDI.

HOW TO REDEEM SHARES

         You may redeem your Advisor Class shares through your registered securities representative, by mail or by telephone. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. If you own shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees; any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

         When shares of the Fund are redeemed, the Fund normally will send redemption proceeds to you on the next business day, but may take up to seven business days (or longer in the case of shares recently purchased by check). Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

         If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.

         THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

          BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

         -   Any outstanding certificate(s) for shares being redeemed.

         - A letter of instruction, including the account registration, fund number, account number, and dollar amount or number of shares to be redeemed.

          - Signatures of all registered owners whose names appear on the account.

         -   Any required signature guarantees.

         - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations retirement plan trustees or others acting in representative capacities).

         The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

         Mail your request to IMSC at one of the addresses on page ___ of this Prospectus.

         BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

         Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

         Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

         Shares held in certificate form cannot be redeemed by telephone.

         If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

         The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

         Receiving Your Proceeds by Federal Funds Wire: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

         In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

         Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

         Neither IMSC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

         Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders whose investment has been less than $10,000 for more than 12 months. The Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

         For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

         -   Redemption requests over $50,000.

         - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

         - Requests for redemption proceeds to be sent to an address other than the address of record, or the address of record has changed within the last 30 days.

         -   Registration transfer requests.

         - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

         A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

         Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

         You have the option of selecting the distribution option that best suits your needs:

         AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional Advisor Class shares of the Fund unless you specify one of the other options.

         INVESTMENT IN ANOTHER IVY FUND -- Both dividends and capital gains are automatically invested at NAV in the Advisor Class shares of another Ivy fund.

         DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional Advisor Class shares of the Fund or the Advisor Class shares of another Ivy fund.

         DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

         If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer ("EFT"), or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.

         If you wish to have your cash distributions go to an address other than the address of record you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

         In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish the Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

         You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

         Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the Account Application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Alien individuals must furnish their individual TIN on a completed IRS Form W-9. Other non-U.S. investors who are not required to have a TIN must provide, with their Account Application, a completed IRS Form W-8.

CERTIFICATES

         In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

         Certificates requested by telephone for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

         Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund (other than Ivy International Fund), or Ivy Money Market Fund, on the basis of the relative NAV per Advisor Class share. Exchanges into an Ivy fund in which shares are not already held are subject to certain minimum investment restrictions. See "Exchange of Shares" in the SAI or contact IMSC at 1-800-777-6472 for further details. The Fund reserves the right to reject any exchange order.

         Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Share certificates must be unissued (i.e., held by the Fund) in order to execute an exchange. Exchanges are available only in states where they can be legally made. The Fund reserves the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy fund into which the exchange is made. It is the policy of the Fund to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of the Fund, the Fund may cancel the exchange privileges of any persons that, in the opinion of the Fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

         EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically for accounts qualifying for this option. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

         In order to execute an exchange, please contact IMSC at 1-800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

         The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

          EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

          - The name and class of the fund whose shares you currently own.

          - Your account number.

          - The name(s) in which the account is registered.

          - The name of the fund in which you wish your exchange to be invested.

          - The number of shares or the dollar amount you wish to exchange.

         The request must be signed by all registered owners.

SYSTEMATIC WITHDRAWAL PLAN

         You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must continually maintain an account balance of at least $10,000. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Share certificates must be unissued (i.e., held by the Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

         If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $250 while the plan is in effect. Redemptions are taxable events.

         Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account.

         Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

         Retirement accounts are eligible for Systematic Withdrawal Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

         If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

         You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your Account Application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy account. The minimum investment under this plan is $250 per month ($25 per month for retirement plans). There is no charge to you for this program.

         You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting IMSC at 1-800-777-6472.

         If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

         Shareholders with two or more Ivy fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

RETIREMENT PLANS

         The Ivy funds offer several tax-sheltered retirement plans that may fit your needs:

         -   Traditional and Roth IRAs

         -   401(k), Money Purchase Pension and Profit Sharing Plans

         -   SEP-IRA (Simplified Employee Pension Plan)

         -   403(b)(7) Plan

         -   SIMPLE Plans (Individual Retirement Account and 401(k))

         Minimum initial and subsequent investments for retirement plans are $25.

         Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from the Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W4-P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or IMSC.

         Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

         Inquiries   regarding   the  Fund   should  be   directed  to  IMSC  at
1-800-777-6472.

                         Ivy European Opportunities Fund
                               ACCOUNT APPLICATION
                  USE THIS APPLICATION FOR ADVISOR CLASS SHARES

          Please mail applications and checks to: Ivy Mackenzie Services Corp., P.O. Box 3022, Boca Raton, FL 33431-0922.

          (This application should not be used for retirement accounts for which Ivy is custodian.)

Account Number:

(Fund Use Only)

Dealer #:
Branch #:
Rep. I.D. #:
Acct. Type:   101/
Soc Cd:
Div Cd:   1/2
CG Cd:   1/2
Exc Cd:   0/1
Red Cd:   0/X

1.       REGISTRATION

        // Individual / / Joint Tenant / / Estate / / UGMA/UTMA / /  Corporation
         / / Partnership / / Sole Proprietor / / Trust / / Other

         Date of Trust
         Owner, Custodian or Trustee
         Co-owner or Minor
         Minor's State of Residence
         Street
         City
         State
         Zip Code
         Phone Number -- Day
         Phone Number -- Evening

2.       TAX ID

         Citizenship: / / U.S. / / Other ________________

         Social Security Number

         Tax Identification Number

         Under penalties of perjury, I certify by signing in Section 8 below that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Tax Identification Number" section of the Prospectus for additional information on completing this section.

3.       DEALER INFORMATION

         The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

         Dealer Name
         Branch Office Address
         City
         State
         Zip Code
         Representative's Name and Number
         Representative's Phone Number
         Authorized Signature of Dealer

4.       INVESTMENTS

 A. Enclosed is my check for $____________ ($10,000 minimum) made payable to Ivy European Opportunities Fund.

 B.       FOR DEALER USE

        Confirmed trade orders: [Confirm Number, Number of Shares, Trade Date]

5.       DISTRIBUTION OPTIONS

         I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

 A. / / Reinvest all dividends and capital gains into additional shares of a different Ivy fund.

                  Fund Name
                  Account Number

 B. / / Pay all dividends in cash and reinvest capital gains into additional shares in this Fund or a different Ivy fund.

                  Fund Name
                  Account Number

 C.       / / Pay all dividends and capital gains in cash.

I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:

                  /  /     Sent to the address listed in the registration.

                  / /      Sent to the special payee listed in Section
                            7A// (By Mail)
                            7B// (By E.F.T.)

6.       OPTIONAL SPECIAL FEATURES

A.       /  /     Automatic Investment Method (AIM)

 - I wish to invest _________________ / / once per month / / twice / / 3 times / / 4 times

         -My bank account will be debited on the _________ day of the month

         Please invest $___________________ each period starting in the month of __________________ in the Advisor Class of Ivy European Opportunities Fund.

         / / I have attached a voided check to ensure my correct bank account will be debited.

B.       Systematic Withdrawal Plans**

         I wish to automatically withdraw funds from my Advisor Class account in Ivy European Opportunities Fund.

         /  / Monthly    /  / Quarterly    /  /Semiannually    /  / Annually

         /  / Once    /  / Twice    /  / 3 times    /  / 4 times per month

         I request the distribution be:

         /  / Sent to the address listed in the registration.
        /  / Sent to the special payee listed in Section 7.
       / / Invested into additional shares of the same class of a different Ivy fund.

         Fund Name
         Account Number
         Amount $__________________(Minimum $50) starting on or about the

                  -_______ day of the month
                  -_______ day of the month
                  -_______ day of the month*

         NOTE: Account minimum: $5,000 in shares at current offering price

C.       Electronic Funds Transfer for Redemption Proceeds**

                  I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (Complete Section 7B)

D.       Telephone Exchanges**    /  / Yes         /  / No

                  I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

If neither box is checked, the telephone exchange privilege will be provided automatically.

E.       Telephonic Redemptions** /  / Yes         /  / No

                  The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

                  If neither box is checked, the telephone redemption privilege will be provided automatically.

 * There must be a period of at least seven calendar days between each investment/withdrawal period.

 **       This option may not be used if shares are issued in certificate form.

7.       SPECIAL PAYEE

A.       MAILING ADDRESS

                  Please send all disbursements to this special payee:

                  Name of Bank or Individual
                  Account Number (If Applicable)
                  Street
                  City/State/Zip

B.       FED WIRE / E.F.T. INFORMATION

                  Financial Institution
                  ABA #
                  Account #
                  Street
                  City/State/Zip
                  (Please attach a voided check)

8.       SIGNATURES
         Investors  should be aware  that the  failure  to check the "No"  under
         Section 6D or 6E above means that the Telephone Exchange/Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

         I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
         Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

         THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

         ------------------------------  Signature of Owner, Custodian, Date
         Trustee or Corporate Officer

        ------------------------------
         Signature of Joint Owner,                                     Date
    Co-Trustee or Corporate Officer
                          (Remember to sign Section 8)













                                          IVY EUROPEAN OPPORTUNITIES FUND

                                                     series of

                                                     IVY FUND
                                       Via Mizner Financial Plaza, Suite 300
                                             700 South Federal Highway
                                             Boca Raton, Florida 33432

                                        STATEMENT OF ADDITIONAL INFORMATION

                                                  April [ ], 1999




         Ivy Fund (the "Trust") is an open-end management investment company that currently consists of twenty fully managed portfolios, each of which (except for Ivy South America Fund and Ivy International Strategic Bond Fund) is diversified. This Statement of Additional Information ("SAI") relates to Class A, B, C and I shares of Ivy European Opportunities Fund (the "Fund"). The other nineteen portfolios of the Trust are described in separate prospectuses and SAIs.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated April [ ], 1999 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number printed below. The Fund also offers Advisor Class shares, which are described in a separate prospectus and SAI that may also be obtained without charge from the Distributor.

                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 777-6472

                                   DISTRIBUTOR

                        Ivy Mackenzie Distributors, Inc.
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND POLICIES........................................1

RISK FACTORS.............................................................1
         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS...............1
         BORROWING.......................................................1
         COMMERCIAL PAPER................................................1
         CONVERTIBLE SECURITIES..........................................1
         DEBT SECURITIES.................................................2
                  IN GENERAL.............................................2
                  U.S. GOVERNMENT SECURITIES.............................2
                  INVESTMENT-GRADE DEBT SECURITIES.......................3
                  LOW-RATED DEBT SECURITIES..............................3
                  ZERO COUPON BONDS......................................4
         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES.........5
         FOREIGN CURRENCIES..............................................5
         FORWARD FOREIGN CURRENCY CONTRACTS..............................6
         FOREIGN SECURITIES..............................................6
         DEPOSITORY RECEIPTS.............................................7
         EMERGING MARKETS................................................7
         FOREIGN SOVEREIGN DEBT OBLIGATIONS..............................8
         BRADY BONDS.....................................................9
         ILLIQUID SECURITIES.............................................9
         REPURCHASE AGREEMENTS..........................................10
         SHARES OF OTHER INVESTMENT COMPANIES...........................11
         WARRANTS.......................................................11
         OPTIONS TRANSACTIONS...........................................11
                  IN GENERAL............................................11
                  WRITING OPTIONS ON INDIVIDUAL SECURITIES..............12
                  PURCHASING OPTIONS ON INDIVIDUAL SECURITIES...........13
                  PURCHASING AND WRITING OPTIONS ON SECURITIES INDICES..13
                  RISKS OF OPTIONS TRANSACTIONS.........................14
         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.............14
                  IN GENERAL............................................14
                  EURO CONVERSION RISKS..................................5
                  RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.....17
         SECURITIES INDEX FUTURES CONTRACTS.............................17
                  RISKS OF SECURITIES INDEX FUTURES.....................18
         COMBINED TRANSACTIONS..........................................19

INVESTMENT RESTRICTIONS.................................................19

ADDITIONAL RESTRICTIONS.................................................20

ADDITIONAL RIGHTS AND PRIVILEGES........................................21
         AUTOMATIC INVESTMENT METHOD....................................21
         EXCHANGE OF SHARES.............................................21
                  INITIAL SALES CHARGE SHARES...........................22
                  CONTINGENT DEFERRED SALES CHARGE SHARES CLASS A.......22
                  CLASS B...............................................22
                  CLASS C...............................................23
                  CLASS I...............................................23
                  ALL CLASSES...........................................23
         LETTER OF INTENT...............................................23
         RETIREMENT PLANS...............................................24
                  INDIVIDUAL RETIREMENT ACCOUNTS........................24
                  ROTH IRAS.............................................25
                  QUALIFIED PLANS.......................................26
                  DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABL27
                  SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS..............27
                  SIMPLE PLANS..........................................27
         REINVESTMENT PRIVILEGE.........................................28
         RIGHTS OF ACCUMULATION.........................................28
         SYSTEMATIC WITHDRAWAL PLAN.....................................29
         GROUP SYSTEMATIC INVESTMENT PROGRAM............................29

BROKERAGE ALLOCATION....................................................30

TRUSTEES AND OFFICERS...................................................32
                  PERSONAL INVESTMENTS BY EMPLOYEES OF IMI..............35

COMPENSATION TABLE......................................................36

INVESTMENT ADVISORY AND OTHER SERVICES..................................38
         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES...........38
         DISTRIBUTION SERVICES..........................................40
                  RULE 18F-3 PLAN.......................................40
                  RULE 12B-1 DISTRIBUTION PLANS.........................41
         CUSTODIAN......................................................42
         FUND ACCOUNTING SERVICES.......................................42
         TRANSFER AGENT AND DIVIDEND PAYING AGENT.......................43
         ADMINISTRATOR..................................................43
         AUDITORS.......................................................43
         YEAR 2000 RISKS................................................43

CAPITALIZATION AND VOTING RIGHTS........................................44

NET ASSET VALUE.........................................................45

PORTFOLIO TURNOVER......................................................46

REDEMPTIONS.............................................................47

CONVERSION OF CLASS B SHARES............................................48

TAXATION 48
         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS........49
         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES.........50
         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES.............50
         DEBT SECURITIES ACQUIRED AT A DISCOUNT.........................51
         DISTRIBUTIONS..................................................52
         DISPOSITION OF SHARES..........................................52
         FOREIGN WITHHOLDING TAXES......................................53
         BACKUP WITHHOLDING.............................................53

PERFORMANCE INFORMATION.................................................54
                  YIELD.................................................54
                  AVERAGE ANNUAL TOTAL RETURN...........................55
                  CUMULATIVE TOTAL RETURN...............................55
                  OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION.56

FINANCIAL STATEMENTS....................................................56

APPENDIX A..............................................................57

APPENDIX B..............................................................60

                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund has its own investment objective and policies, which are described in the Prospectus under the captions "Investment Objective and Policies" and "Risk Factors and Investment Techniques." Additional information regarding the characteristics and risks associated with the Fund's investment techniques is set forth below.

                                  RISK FACTORS

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

BORROWING

         Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

COMMERCIAL PAPER

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund's investments in commercial paper are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the risk of payment default.

CONVERTIBLE SECURITIES

         The convertible securities in which the Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations (see following section). Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

DEBT SECURITIES

         IN GENERAL. Investing in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

          U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association and Student Loan Marketing Association.

         INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). The Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by the Fund's subadviser, Henderson Investment Management Limited ("Henderson Investors" or the "Subadviser") to be of comparable quality.

         LOW-RATED DEBT SECURITIES. Securities rated lower than Baa or BBB and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds) are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which the Fund could sell such securities, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of Henderson Investors not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on Henderson Investors' credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Henderson Investors will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

         ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis, but is in effect compounded, the value of such securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES

         New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its Custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

EURO CONVERSION RISKS

         On January 1, 1999, a new European currency called the "Euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the Euro, including circulation of Euro bills and coins, will occur during the period from January 1, 1999 through December 31, 2001. During this transition, European debt and equity securities will have to be redenominated and various accounting differences and/or adverse tax results could occur. In addition, certain European Union (EU) members, including the United Kingdom, did not officially implement the Euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. In any of these instances, the Fund could experience investment losses.

FOREIGN CURRENCIES

         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's Custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY CONTRACTS

         A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

         The Fund will hold cash or liquid securities in a segregated account with its Custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

FOREIGN SECURITIES

         The Fund will invest in securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), American Depository
Shares ("ADSs"), European Depository Receipts ("EDRs"), European Depository Shares ("EDSs"), Global Depository Receipts ("GDRs"), Global Depository Shares ("GDSs") and debt securities issued, assumed or guaranteed by foreign (governments or political subdivisions or instrumentalities thereof). Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the Fund's domestic investments.

         Investment of the Fund's assets in the securities of foreign issuers involves the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although Henderson Investors will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States (or the United Kingdom, as the case may be) and foreign countries may be less reliable than within the United States (or the United Kingdom), thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Henderson Investors seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

         ADRs, EDRs, GDRs and similar instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company, evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

         The Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect the Fund's performance favorably or unfavorably.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the Fund's net asset value.

         Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

FOREIGN SOVEREIGN DEBT OBLIGATIONS

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BRADY BONDS

         The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay, and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S.
dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ILLIQUID SECURITIES

         The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use in determining whether a security is illiquid.

         Generally speaking, in the U.S. restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. In the U.S., the Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

REPURCHASE AGREEMENTS

         Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that Henderson Investors has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by Henderson Investors under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

SMALL COMPANIES

         Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

SHARES OF OTHER INVESTMENT COMPANIES

         As a shareholder of an investment company, the Fund will bear its ratable share of the investment company's expenses (including management fees, in the case of a management investment company).

WARRANTS

         The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

OPTIONS TRANSACTIONS

         IN GENERAL. The Fund may engage in transactions in options on securities and stock indices in accordance with its stated investment objective and policies. The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets.

         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for a premium paid, has the right to sell the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

         The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See "Taxation."

         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When the Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

         WRITING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objective of the Fund, the Fund generally would write call options only in circumstances where Henderson Investors does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         The Fund may write covered call options as described in the Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leveraging purposes.

         The Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         PURCHASING AND WRITING OPTIONS ON SECURITIES INDICES. The Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Options on indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

         The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices have different multipliers.

         When the Fund writes a call or put option on a stock index, the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash or liquid securities equal to the contract value. A call option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities. A put option is also "secured" if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain special risks. During the option period, the covered call writer, in return for the premium on the option, has given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

          The Fund's options activities may impact the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         The Fund's success in using options techniques depends, among other things, on Henderson Investors' ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, time and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         IN GENERAL. The Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its Custodian (or broker, if legally permitted) in a segregated account a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it has written. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss.
The transaction costs must also be included in these calculations.

         When purchasing a futures contract, the Fund will maintain in a segregated account with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling a futures contact, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's Custodian).

         When selling a call option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency (i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies). A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         The Fund will only enter into currency futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

SECURITIES INDEX FUTURES CONTRACTS

         The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange, Inc. (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         RISKS OF SECURITIES INDEX FUTURES. The Fund's success in using hedging techniques depends, among other things, on Henderson Investors' ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Insofar as such securities do not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although the Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss.
The transaction costs must also be included in these calculations.

         The Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

         When purchasing an index futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's Custodian).

COMBINED TRANSACTIONS

         The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and some combination of futures and options transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of Henderson Investors, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Henderson Investors' judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                                              INVESTMENT RESTRICTIONS

         The Fund's investment objective, as set forth in the Prospectus under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

(i) make an investment in securities of companies in any one industry (except obligations of domestic banks or the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market value of the Fund's total assets at the time of such investment;

(ii) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except to the extent that shares of the separate classes or series of the Trust may be deemed to be senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

(iii)                      purchase  securities  of any one issuer  (except U.S.
                           Government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations;

(iv) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(v) make loans, except this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed debt securities, (b) the entry into repurchase agreements with banks or broker-dealers, or (c) the lending of the Fund's portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission (the "SEC") and any guidelines established by the Trust's Trustees;

(vi) make investments in securities for the purpose of exercising control over or management of the issuer;

(vii) act as an underwriter of securities, except to the extent that, in connection with the sale of securities, it may be deemed to be an underwriter under applicable securities laws;

(viii) borrow money, except for temporary, extraordinary or emergency purposes, and provided that the Fund maintains asset coverage of 300% for all borrowings; or

 (ix) invest in real estate, real estate mortgage loans, commodities or interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs), although (a) the Fund may purchase and sell marketable securities of issuers which are secured by real estate, (b) the Fund may purchase and sell securities of issuers which invest or deal in real estate, (c) the Fund may enter into forward foreign currency contracts as described in the Fund's prospectus, and (d) the Fund may write or buy puts, calls, straddles or spreads and may invest in commodity futures contracts and options on futures contracts.

                             ADDITIONAL RESTRICTIONS

         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

 (i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadviser's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

 (ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

 (iii)              purchase or sell real estate limited partnership interests;

 (iv) sell securities short, except for short sales "against the box"; or

 (v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's subadviser, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account.

                        ADDITIONAL RIGHTS AND PRIVILEGES

         The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

         Certain of the rights and privileges described below refer to funds, other than the Fund, whose shares are also distributed by Ivy Mackenzie Distributors, Inc. ("IMDI"). These funds are: Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy International Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Strategic Bond Fund, Ivy Global Science & Technology Fund, Ivy Global Natural Resources Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy Asia Pacific Fund, Ivy International Small Companies Fund, Ivy International Fund II, Ivy Pan-Europe Fund, Ivy US Blue Chip Fund and Ivy Money Market Fund (the other nineteen series of the Trust). (Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables the Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class
I. The minimum initial and subsequent investment under this method is $50 per month, (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

         As described in the Prospectus, shareholders of the Fund have an exchange privilege with other Ivy funds (except Ivy International Fund unless they have an existing Ivy International Fund account). Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

         INITIAL SALES CHARGE SHARES. Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their shares for shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

         CONTINGENT DEFERRED SALES CHARGE SHARES CLASS A: Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new Class A shares.

         For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

         CLASS B: Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Ivy fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

         Class B shares of the Fund acquired through an exchange of Class B shares of another Ivy fund will be subject to the Fund's CDSC schedule (or period) if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy fund from which the exchange was made.

         For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.
         The following CDSC table applies to Class B shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy European Opportunities Fund, Ivy International Strategic Bond Fund, Ivy International Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy US Blue Chip Fund and Ivy Pan-Europe Fund:

                           CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF
                                    DOLLAR AMOUNT SUBJECT TO CHARGE
YEAR SINCE PURCHASE
First                                                    5%
Second                                                   4%
Third                                                    3%
Fourth                                                   3%
Fifth                                                    2%
Sixth                                                    1%
Seventh and thereafter                                   0%

         CLASS C: Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Ivy fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

         CLASS I: Subject to the restrictions set forth in the following paragraph, Class I shareholders may exchange their outstanding Class I shares for Class I shares of another Ivy fund on the basis of the relative net asset value per Class I share.

         ALL CLASSES: The minimum value of shares which may be exchanged into an Ivy fund in which shares are not already held is $1,000 ($5,000,000 in the case of Class I shares). No exchange out of the Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000 ($250,000 in the case of Class I shares).

         Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

         An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

LETTER OF INTENT

         Reduced sales charges apply to initial investments in Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Canada Fund, Ivy South America Fund, Ivy International Fund, Ivy International Fund II, Ivy Pan-Europe Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy European Opportunities Fund, Ivy Growth with Income Fund, Ivy US Emerging Growth Fund, Ivy International Strategic Bond Fund, Ivy International Small Companies Fund, Ivy Developing Nations Fund, Ivy US Blue Chip Fund and Ivy Bond Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of such letter before signing.

RETIREMENT PLANS

         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee            no fee
         Retirement Plan Annual Maintenance Fee     $10.00 per fund account

         For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

         The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in an Ivy fund if the Fund primarily distributes exempt-interest dividends.

         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

         ROTH IRAS: Shares of the Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above.
Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

REINVESTMENT PRIVILEGE

     Shareholders who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

     Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

RIGHTS OF ACCUMULATION

         A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of the Fund. See "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code). Rights of Accumulation is also applicable to current purchases of all of the funds of Ivy Fund (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy European Opportunities
Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Strategic Bond Fund, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Fund II, Ivy US Blue Chip Fund and Ivy Pan-Europe Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) and of any other investment company distributed by IMDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for Ivy Asia Pacific Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy European Opportunities
Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Fund II, Ivy Pan-Europe Fund or Ivy US Blue Chip Fund; or $100,000 or more for Ivy Bond Fund or Ivy International Strategic Bond Fund.

         At the time an investment takes place, IMSC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular fund's records.

SYSTEMATIC WITHDRAWAL PLAN

         A  shareholder  (except  shareholders  with  accounts  in  Class I) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must have at least $5,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         Additional investments made by investors participating in a Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of the Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

         Class A shares of the Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Alternatively, Class B shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

         Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the President and the Board, Henderson Investors places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, Henderson Investors attempts to deal directly with the principal market makers, except in those circumstances where Henderson Investors believes that a better price and execution are available elsewhere.

         Henderson Investors selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by Henderson
Investors in servicing all of its accounts. In addition, not all of these services may be used by Henderson Investors in connection with the services it provides to the Fund or the Trust. Henderson Investors may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. Henderson Investors will not, however, execute brokerage transactions other than at the best price and execution.

         As of the date of this SAI, the Fund has not paid any brokerage commissions.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that Henderson Investors deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for the Fund shares with securities and may discontinue accepting securities as payment for the Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                         TRUSTEES AND OFFICERS

         The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                               POSITION WITH  BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE             THE TRUST      AND PRINCIPAL OCCUPATIONS
John S. Anderegg, Jr.          Trustee        Chairman, Dynamics Research
60 Concord Street                             Corp. (instruments and
Wilmington, MA  01887                         controls); Director, Burr-
Age: 75                                       Brown Corp. (operational
                                              amplifiers);    Director,Metritage
                                              Incorporated    (level   measuring
                                              instruments); Trustee of Mackenzie
                                              Series Trust (1992-1998).

Paul H. Broyhill               Trustee        Chairman, BMC Fund, Inc.
800 Hickory Blvd.                             (1983-present); Chairman,
Golfview Park-Box 500                         Broyhill Family Foundation,
Lenoir, NC 28645                              Inc. (1983-Present);
Age:  75                                      Chairman and President, Broyhill
                                              Investments,Inc.   (1983-present);
                                              Chairman,      Broyhill     Timber
                                              Resources          (1983-present);
                                              Management of a personal portfolio
                                              of    fixed-income    and   equity
                                              investments        (1983-present);
                                              Trustee of Mackenzie  Series Trust
                                              (1988-1998);   Director   of   The
                                              Mackenzie Funds Inc. (1988-1995).

Stanley Channick               Trustee        President and Chief
11 Bala Avenue                                Executive Officer, The
Bala Cynwyd, PA 19004                         Whitestone Corporation
Age:  76                                      (insurance agency); Chairman,
                                              Scott Management Company
                                              (administrative  services
                                              for     insurance      companies);
                                              President,   The  Channick   Group
                                              (consultants      to     insurance
                                              companies   and   national   trade
                                              associations);      Trustee     of
                                              Mackenzie       Series       Trust
                                              (1994-1998);   Director   of   The
                                              Mackenzie Funds Inc. (1994-1995).

Frank W. DeFriece, Jr.         Trustee        Director, Manager and Vice
The Landmark Centre                           President, Director and
113 Landmark Lane,                            Fund Manager, Massengill-
Suite B                                       DeFriece Foundation
Bristol, TN  37620-2285                       (charitable organization)
Age: 78                                       (1950-present); Trustee and Vice
                                              Chairman,   EastTennessee   Public
                                              Communications
                                              Corp.  (WSJK-TV)   (1984-present);
                                              Trustee of Mackenzie  Series Trust
                                              (1985-1998);Director     of    The
                                              Mackenzie Funds Inc. (1987-1995).

Roy J. Glauber                 Trustee        Mallinckrodt Professor of
Lyman Laboratory                              Physics, Harvard
of Physics                                    University (1974-present);
Harvard University                            Trustee of Mackenzie Series
Cambridge, MA 02138                           Trust (1994-1997).
Age: 73

Michael G. Landry              Trustee        President, Chief Executive
700 South Federal Hwy.         and            Officer and Director of
Suite 300                      Chairman       Mackenzie Investment
Boca Raton, FL  33432                         Management Inc. (1987-
Age: 52                                       present); President,
[*Deemed to be an                             Director and Chairman of
"interested person"                           Ivy Management Inc. (1992-
of the Trust, as                              present); Chairman and
defined under the                             Director of Ivy Mackenzie
1940 Act.]                                    Services Corp.(1993-present);
                                              Chairman   and   Director  of  Ivy
                                              Mackenzie    Distributors,    Inc.
                                              (1994-present);    Director    and
                                              President    of   Ivy    Mackenzie
                                              Distributors,   Inc.  (1993-1994);
                                              Director  and   President  of  The
                                              Mackenzie Funds Inc.  (1987-1995);
                                              Trustee of Mackenzie  Series Trust
                                              (1987-1998);      President     of
                                              Mackenzie       Series       Trust
                                              (1987-1996); Chairman of Mackenzie
                                              Series Trust (1996-1998).

Joseph G. Rosenthal            Trustee        Chartered Accountant
110 Jardin Drive                              (1958-present); Trustee of
Unit #12                                      Mackenzie Series Trust
Concord, Ontario Canada                       (1985-1998); Director of
L4K 2T7                                       The Mackenzie Funds Inc.
Age: 64                                       (1987-1995).

Richard N. Silverman          Trustee         Director, Newton-Wellesley
18 Bonnybrook Road                            Hospital; Director, Beth
Waban, MA  02168                              Israel Hospital; Director,
Age 75                                        Boston  Ballet;  Director,  Boston
                                              Children's    Museum;    Director,
                                              Brimmer and May School.

J. Brendan Swan               Trustee         President, Airspray
4701 North Federal Hwy.                       International, Inc.;
Suite 465                                     Joint Managing Director,
Pompano Beach, FL  33064                      Airspray International
Age: 68                                       B.V. (an environmentally sensitive
                                              packaging  company);  Director  of
                                              Polyglass  LTD.;   Director,   The
                                              Mackenzie Funds Inc.  (1992-1995);
                                              Trustee of Mackenzie  Series Trust
                                              (1992-1998).

Keith J. Carlson              Trustee         Senior Vice President of Mackenzie
700 South Federal Hwy.        and             Investment Management, Inc.(1996 -
Suite 300                     President       -present); Senior Vice President
                                              and
Boca Raton, FL  33432                         Director of Mackenzie Investment
Age: 42                                       Management, Inc. (1994 - 1996);
[*Deemed to be an                             Senior Vice President and
"interested person"                           Treasurer of
of the Trust, as                              Mackenzie Investment Management,
defined under the 1940 Act.]    Inc.   (1989-1994);   Senior  Vice  President
                                and  Director  of  Ivy
       Management  Inc.   (1994-present);  Senior Vice  President, Treasurer
         and  Director  of  Ivy  Management Inc.  (1992-1994); Vice President
     of  The   Mackenzie   Funds   Inc. (1987-1995); Senior Vice President
                and Director Ivy Mackenzie  Services   Corp.
            (1996-present); President   and  Director  of  Ivy


                                              Mackenzie      Services      Corp.
                                              (1993-1996); Trustee and President
                                              of    Mackenzie    Series    Trust
                                              (1996-1998);   Vice  President  of
                                              Mackenzie       Series       Trust
                                              (1994-1998);      Treasurer     of
                                              Mackenzie       Series       Trust
                                              (1985-1994);    President,   Chief
                                              Executive  Officer and Director of
                                              Ivy Mackenzie  Distributors,  Inc.
                                              (1994-present);   Executive   Vice
                                              President   and  Director  of  Ivy
                                              Mackenzie    Distributors,    Inc.
                                              (1993-1994);  Trustee of Mackenzie
                                              Series Trust (1996-1998).

C. William Ferris             Secretary/      Senior Vice President,
700 South Federal Hwy.        Treasurer       Chief Financial Officer
Suite 300                                     and Secretary/Treasurer
Boca Raton, FL  33432                         of Mackenzie Investment
Age: 54                                       Management Inc. (1995-present);
                                              Senior Vice President, Finance and
                                              Administration/Compliance  Officer
                                              of Mackenzie Investment Management
                                              Inc.   (1989-1994);   Senior  Vice
                                              President,   Secretary/  Treasurer
                                              and Clerk of Ivy  Management  Inc.
                                              (1994-present);   Vice  President,
                                              Finance/Administration         and
                                              Compliance    Officer    of    Ivy
                                              Management    Inc.    (1992-1994);
                                              Senior Vice President,  Secretary/
                                              Treasurer   and  Director  of  Ivy
                                              Mackenzie    Distributors,    Inc.
                                              (1994-present);
                                              Secretary/Treasurer  and  Director
                                              of  Ivy  Mackenzie   Distributors,
                                              Inc.  (1993-1994);  President  and
                                              Director of Ivy Mackenzie Services
                                              Corp.  (1996-present);  Secretary/
                                              Treasurer   and  Director  of  Ivy
                                              Mackenzie      Services      Corp.
                                              (1993-1996);   Secretary/Treasurer
                                              of  The   Mackenzie   Funds   Inc.
                                              (1993-1995);   Secretary/Treasurer
                                              of    Mackenzie    Series    Trust
                                              (1994-1998).

James W. Broadfoot            Vice            Executive Vice President,
700 South Federal Hwy.        President       Ivy Management Inc. (1996-
Suite 300                                     present); Senior Vice
Boca Raton, FL  33432                         President, Ivy Management,
Age: 57                                       Inc. (1992-1996); Director and
                                             Senior Vice  President,  Mackenzie
                                              Investment     Management     Inc.
                                              (1995-present);     Senior    Vice
                                              President,   Mackenzie  Investment
                                              Management Inc. (1990-1995).

         As of the date of this SAI, the Officers and Trustees of the Trust as a group owned no Fund shares.

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics and Business Conduct Policy (the "Code of Ethics"). The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                               COMPENSATION TABLE

                                    IVY FUND
                      (FISCAL YEAR ENDED DECEMBER 31, 1998)

                                 [To be updated]





                                     PENSION OR
               AGGREGATE              RETIREMENT                ESTIMATED             TOTAL COMPENSATION
               COMPENSATION FROM      BENEFITS                  ANNUAL                FROM TRUST AND FUND
NAME,          TRUST                  ACCRUED AS PART           BENEFITS UPON         COMPLEX PAID TO
POSITION                              OF FUND EXPENSES          RETIREMENT            TRUSTEES[*]

John S.              [$                        N/A                     N/A                     $
 Anderegg, Jr.
(Trustee)
Paul H.              $                         N/A                     N/A                     $
 Broyhill
(Trustee)
Keith J.             $0                        N/A                     N/A                     $0
 Carlson
(Trustee and
 President)
Stanley              $                         N/A                     N/A                     $
  Channick
(Trustee)
Frank W.             $                         N/A                     N/A                     $
 DeFriece, Jr.
(Trustee)
Roy J.               $                         N/A                     N/A                     $
 Glauber
(Trustee)
Michael G.           $0                        N/A                     N/A                     $0
 Landry
(Trustee and
 Chairman of
 the Board)
Joseph G.            $                         N/A                     N/A                     $
 Rosenthal
(Trustee)
Richard N.           $                         N/A                     N/A                     $
 Silverman
(Trustee)
J. Brendan           $                         N/A                     N/A                     $
 Swan
 (Trustee)
C. William           $0                        N/A                     N/A                     $0
 Ferris
(Secretary/
Treasurer)

[*] During the year ended December 31, 1998, the fund complex consisted of the Trust, which had 18 funds at year end.

                     INVESTMENT ADVISORY AND OTHER SERVICES
              BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         Ivy Management, Inc. ("IMI") provides business management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement"). The Agreement was approved by the sole shareholder of the Fund on [_______, 1999]. Prior to shareholder approval, the Agreement was approved with respect to the Fund by the Board, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees") at a meeting held on [_______, 1999].

         IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI"). MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on the TSE. MFC is registered in Ontario as a mutual fund dealer and advises Ivy Canada Fund and Ivy Global Natural Resources Fund. IMI currently acts as manager and investment adviser to the following additional investment companies registered under the 1940 Act (other than the Fund): Ivy China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Strategic Bond Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund, Ivy International Fund II, Ivy Asia Pacific Fund, Ivy Pan-Europe Fund, Ivy Growth Fund, Ivy US Emerging Growth Fund, Ivy Growth with Income Fund, Ivy Bond Fund, Ivy US Blue Chip Fund and Ivy Money Market Fund.

         The Agreement obligates IMI to make investments for the accounts of the Fund in accordance with its best judgment and within the investment objective and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.

         Under the Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with the Fund's Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law;
(6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.

         The Fund pays IMI a fee for providing business management and investment advisory services that is equal, on an annual basis, to 1.00% of its average net assets.

         Business management and advisory fee information is not available for the Fund as of the date of this SAI.

         Under the Agreement, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums;
(9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and
(13) fees and expenses of membership in industry organizations.

         IMI currently limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets, which may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

         The initial term of the Agreement between IMI and the Fund, which commenced on ____________, 1999, will run for a period of two years from the date of commencement. The Agreement will continue in effect with respect to the Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to the shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

SUBADVISORY CONTRACT

         Under the Agreement, IMI may retain a subadviser with respect to the Fund at IMI's own cost and expense. Accordingly, IMI, on behalf of the Fund, has entered into a subadvisory contract with an independent investment adviser (the "Subadvisory Contract") under which the subadviser develops, recommends and implements an investment program and strategy for the Fund's portfolio and is responsible for making all portfolio security and brokerage decisions, subject to the supervision of IMI and, ultimately, the Board. Fees payable under the Subadvisory Contract are paid monthly by IMI. Effective ______, 1999, Henderson Investors serves as subadviser for the Fund's portfolio pursuant to the Subadvisory Contract. As compensation for its services, Henderson is paid a fee by IMI at the annual rate of 0.50% of the Fund's average net assets.

         The Subadvisory Contract will continue in effect (subject to provisions for earlier termination) only if such continuance is approved at least annually
(a) by a majority of the Trustees who are not interested persons of the Trust or of any other party to the Contract and (b) by either (i) a majority of all of the Trustees of the Trust or (ii) a vote of a majority of the outstanding voting securities of the Fund affected thereby.

DISTRIBUTION SERVICES

         IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of Ivy Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October 23, 1991, as amended from time to time (the "Distribution Agreement"). The Distribution Agreement was last approved by the Board on September 19, 1998. At a meeting held on ____________, 1999, the Board approved the Distribution Agreement on behalf of the Fund. IMDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

         Pursuant to the Distribution Agreement, IMDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, IMDI may reallow to dealers such concession as IMDI may determine from time to time. In addition, IMDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

         Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         As of the date of this SAI, IMDI had not received any payments under the Distribution Agreement with respect to the Fund.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on __________, 1999, the Board adopted a Rule 18f-3 plan on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) the Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

         RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to the Fund's Class A, Class B and Class C shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

         Under each Plan, the Fund pays IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, as the case may be. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

         Under the Fund's Class B and Class C Plans, the Fund also pays IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. IMDI may reallow to dealers all or a portion of the service and distribution fees as IMDI may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to each Class B and Class C Plan, IMDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

         Among other things, each Plan provides that (1) IMDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the 1940
Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

         IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

         As of the date of this SAI, no payments had been made under the Plans with respect to the Fund.

         Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

         If the Distribution Agreement or the Distribution Plans are terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the assets of the Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of the Fund's foreign securities. With respect to the Fund, the Custodian may receive, as partial payment for its services to the Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

         Pursuant to the Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

         As of the date of this SAI, no payments have been made with respect to the provision of these services for the Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for the Fund. Under the Agreement, the Fund (except with respect to its Class I shares) pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B and Class C account. The Fund pays $10.25 per open Class I account. In addition, the Fund pays a monthly fee at an annual rate of $4.58 per account that is closed plus certain out-of-pocket expenses. As of the date of this SAI, no payments had been made by the Fund for transfer agency services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

         As of the date of this SAI, no payments have been made with respect to the provision of these services for the Fund.

ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of .10% of the Fund's average daily net assets. The Fund pays MIMI a monthly fee at the annual rate of .01% of its average daily net assets for Class
I. As of the date of this SAI, no payments had been made by the Fund under the Administrative Services Agreement.

         Outside of providing administrative services to the Trust, as described
above,  MIMI  may  also  act  on  behalf  of  IMDI  in  paying   commissions  to
broker-dealers with respect to sales of Class B and Class C shares of the Fund.

         As of the date of this SAI, no payments have been made with respect to the provision of these services for the Fund.

AUDITORS

         [ ], independent public accountants, has been selected as auditors for the Trust. The audit services performed by [ ], include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Fund's tax returns.

YEAR 2000 RISKS

         The services provided to the Fund by IMI, MFC, MIMI and the Fund's other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. IMI, MFC, MIMI and the Fund's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. The Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                                         CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

         The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized twenty series, each of which represents the Fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy International Fund and Ivy Money Market Fund and Class A, Class B, Class C and Advisor Class shares for the Fund, Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund (formerly Ivy Emerging Growth Fund until January 15, 1998), Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy International Strategic Bond Fund (formerly Ivy High Yield Fund until __________, 1998), Ivy South America Fund (formerly Ivy Latin America Strategy Fund until January 15, 1998), Ivy Developing Nations Fund (formerly Ivy New Century Fund until January 15, 1998), Ivy International Small Companies Fund, Ivy US Blue Chip Fund and Ivy Pan-Europe Fund, as well as Class I shares for the Fund, Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund and Ivy International Small Companies Fund.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of the Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of the Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         As of the date of this SAI, there were no Fund shares outstanding other than those issued to the sole shareholder.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                                                  NET ASSET VALUE

         The net asset value per share of the Fund is computed by dividing the value of the Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining the Fund's aggregate net assets, receivables are valued at their realizable amounts. The Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         A security listed or traded on a recognized stock exchange or The Nasdaq Stock Market, Inc. ("Nasdaq") is valued at the security's last sale price on the exchange on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. All other securities for which OTC market quotations are readily available are valued at the Calculated Mean.

         A debt security normally is valued on the basis of quotes obtained from at least two dealers (or one dealer who has made a market in the security) or pricing services that take into account appropriate valuation factors. Interest is accrued daily. Money market instruments are valued at amortized cost, which the Board believes approximates market value.

         An exchange-traded option is valued at the last sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last sale price on the other exchange(s). If there were no sales on any exchange, the option shall be valued at the Calculated Mean, if possible, and otherwise at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. An OTC option is valued at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. Exchange listed and widely-traded OTC futures (and options thereon) are valued at the most recent settlement price.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange (e.g., any of the national business holidays identified below). If events materially affecting the value of the Fund's portfolio securities occur between the time when a foreign exchange closes and the time when the Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by IMI and approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The sale of the Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the Fund's best interest to do so.

                                                PORTFOLIO TURNOVER

         The Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. It is estimated that the portfolio turnover rate for the Fund's initial fiscal year will not exceed 100%.

                                                    REDEMPTIONS

         Shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

         Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

         The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                                           CONVERSION OF CLASS B SHARES

         As described in the Prospectus, Class B shares of the Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                                     TAXATION

         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.


CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES
         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitutes investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

         Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

         The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                              PERFORMANCE INFORMATION

         Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         YIELD. Quotations of yield for a specific class of shares of the Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses attributable to that class accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the period, according to the following formula:

 YIELD     =        2[({(a-b)/cd} + 1){superscript 6}-1]

 Where:    a        =       dividends and interest earned during the period
                            attributable to a specific class of shares,

           b        =       expenses accrued for the period attributable to
                            that class (net of reimbursements),

           c        =       the average daily number of shares of that class
                            outstanding during the period that were entitled to receive dividends, and

           d        =       the  maximum  offering  price  per share (in  the
                            case  of  Class  A shares)  or the net asset  value
                            per share   (in  the  case  of  Class  B shares,
                            Class C shares and Class I shares) on the last day of the period.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

  P(1 + T){superscript n} = ERV

  Where:  P        =       a hypothetical initial payment of $1,000 to purchase
                           shares of a specific class

          T        =       the average annual total return of shares of that
                           class

          n        =       the number of years

          ERV      =       the ending  redeemable  value of a hypothetical
                           $1,000 payment made at the beginning of the period.

         For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same class during the designated period. In calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable CDSC imposed upon redemption of Class B or Class C shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of the Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1

Where:    C        =       cumulative total return

          P        =       a hypothetical initial investment of $1,000 to
                           purchase shares of a specific class

          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance  quotations  for  the  Fund  will  vary  from  time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                                               FINANCIAL STATEMENTS

         The Fund's Statement of Assets and Liabilities as of [________, 1999] and the Notes thereto are attached hereto as Appendix B.

                                   APPENDIX A

 DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND MOODY'S INVESTORS
                     SERVICE, INC. ("MOODY'S") CORPORATE
                        BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]
MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                                   APPENDIX B

                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF [________, 1999]
                      AND REPORT OF INDEPENDENT ACCOUNTANTS











                         IVY EUROPEAN OPPORTUNITIES FUND
                                    series of

                                    IVY FUND
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432

                       STATEMENT OF ADDITIONAL INFORMATION
                              ADVISOR CLASS SHARES

                                 April [ ], 1999




         Ivy Fund (the "Trust") is an open-end management investment company that currently consists of twenty fully managed portfolios, each of which (except for Ivy South America Fund and Ivy International Strategic Bond Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Advisor Class shares of Ivy European Opportunities Fund (the "Fund"). The other nineteen portfolios of the Trust are described in separate prospectuses and SAIs.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund's Advisor Class shares dated April [ ], 1999 (the "Prospectus"), which may be obtained upon request and without charge from the Distributor at the address and telephone number printed below. Advisor Class shares are only offered to certain investors (see the Prospectus). The Fund also offers Class A, Class B and Class C and Class I shares which are described in a separate prospectus and SAI that may also be obtained without charge from the Distributor.

                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 777-6472

                                   DISTRIBUTOR

                        Ivy Mackenzie Distributors, Inc.
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                                                 TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES.........................................1

RISK FACTORS...............................................................1
         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS.................1
         BORROWING.........................................................1
         COMMERCIAL PAPER..................................................1
         CONVERTIBLE SECURITIES............................................1
         DEBT SECURITIES...................................................2
                  IN GENERAL...............................................2
                  U.S. GOVERNMENT SECURITIES...............................2
                  INVESTMENT-GRADE DEBT SECURITIES.........................3
                  LOW-RATED DEBT SECURITIES................................3
                  ZERO COUPON BONDS........................................4
         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES...........5
         EURO CONVERSION RISKS.............................................5
         FOREIGN CURRENCIES................................................5
         FORWARD FOREIGN CURRENCY CONTRACTS................................6
         FOREIGN SECURITIES................................................6
         DEPOSITORY RECEIPTS...............................................7
         EMERGING MARKETS..................................................8
         FOREIGN SOVEREIGN DEBT OBLIGATIONS................................9
         BRADY BONDS.......................................................9
         ILLIQUID SECURITIES..............................................10
         REPURCHASE AGREEMENTS............................................10
         SHARES OF OTHER INVESTMENT COMPANIES.............................11
         WARRANTS.........................................................11
         OPTIONS TRANSACTIONS.............................................11
                  IN GENERAL..............................................11
                  WRITING OPTIONS ON INDIVIDUAL SECURITIES................12
                  PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.............13
                  PURCHASING AND WRITING OPTIONS ON SECURITIES INDICES....13
                  RISKS OF OPTIONS TRANSACTIONS...........................14
         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS...............15
                  IN GENERAL..............................................15
                  RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.......17
         SECURITIES INDEX FUTURES CONTRACTS...............................17
                  RISKS OF SECURITIES INDEX FUTURES.......................18
         COMBINED TRANSACTIONS............................................19

INVESTMENT RESTRICTIONS...................................................19

ADDITIONAL RESTRICTIONS...................................................20

ADDITIONAL RIGHTS AND PRIVILEGES..........................................21
         AUTOMATIC INVESTMENT METHOD......................................21
         EXCHANGE OF SHARES...............................................22
         RETIREMENT PLANS.................................................22
                  INDIVIDUAL RETIREMENT ACCOUNTS..........................23
                  ROTH IRAS...............................................24
                  QUALIFIED PLANS.........................................24
                  DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE
                  ORGANIZATIONS ("403(B)(7) ACCOUNT")                 ....25
                  SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS................25
                  SIMPLE PLANS............................................26
         SYSTEMATIC WITHDRAWAL PLAN.......................................26
         GROUP SYSTEMATIC INVESTMENT PROGRAM..............................26

BROKERAGE ALLOCATION......................................................27

TRUSTEES AND OFFICERS.....................................................28
                  PERSONAL INVESTMENTS BY EMPLOYEES OF IMI................31

COMPENSATION TABLE........................................................32
         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES.............34
         DISTRIBUTION SERVICES............................................36
                  RULE 18F-3 PLAN.........................................37
         CUSTODIAN........................................................37
         FUND ACCOUNTING SERVICES.........................................37
         TRANSFER AGENT AND DIVIDEND PAYING AGENT.........................37
         ADMINISTRATOR....................................................38
         AUDITORS.........................................................38
         YEAR 2000 RISKS..................................................38

CAPITALIZATION AND VOTING RIGHTS..........................................38

NET ASSET VALUE...........................................................40

PORTFOLIO TURNOVER........................................................41

REDEMPTIONS...............................................................41

TAXATION 42
         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS..........43
         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES...........44
         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES...............45
         DEBT SECURITIES ACQUIRED AT A DISCOUNT...........................45
         DISTRIBUTIONS....................................................46
         DISPOSITION OF SHARES............................................46
         FOREIGN WITHHOLDING TAXES........................................47
         BACKUP WITHHOLDING...............................................48

PERFORMANCE INFORMATION...................................................48
                  YIELD...................................................48
                  AVERAGE ANNUAL TOTAL RETURN.............................49
                  CUMULATIVE TOTAL RETURN.................................49
                  OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION...50

FINANCIAL STATEMENTS......................................................50

APPENDIX A................................................................51

DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND MOODY'S INVESTORS
         SERVICE, INC. ("MOODY'S") CORPORATE
         BOND AND COMMERCIAL PAPER RATINGS................................51

APPENDIX B................................................................54

STATEMENT OF ASSETS AND LIABILITIES.......................................54

                                        INVESTMENT OBJECTIVES AND POLICIES

         The Fund has its own investment objective and policies, which are described in the Prospectus under the captions "Investment Objective and Policies" and "Risk Factors and Investment Techniques." Additional information regarding the characteristics and risks associated with the Fund's investment techniques is set forth below.

                                                   RISK FACTORS

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

BORROWING

         Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

COMMERCIAL PAPER

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund's investments in commercial paper are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the risk of payment default.

CONVERTIBLE SECURITIES

         The convertible securities in which the Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations (see following section). Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

DEBT SECURITIES

         IN GENERAL. Investing in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

          U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association and Student Loan Marketing Association.

         INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). The Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by the Fund's subadviser, Henderson Investment Management Limited ("Henderson Investors" or the "Subadviser") to be of comparable quality.

         LOW-RATED DEBT SECURITIES. Securities rated lower than Baa or BBB and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds) are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which the Fund could sell such securities, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of Henderson Investors not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on Henderson Investors' credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Henderson Investors will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

         ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis, but is in effect compounded, the value of such securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES

         New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its Custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

EURO CONVERSION RISKS

On January 1, 1999, a new European currency called the "Euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the Euro, including circulation of Euro bills and coins, will occur during the period from January 1, 1999 through December 31, 2001. During this transition, European debt and equity securities will have to be redenominated and various accounting differences and/or adverse tax results could occur. In addition, certain European Union (EU) members, including the United Kingdom, did not officially implement the Euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. In any of these instances, the Fund could experience investment losses.

FOREIGN CURRENCIES

         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's Custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.



FORWARD FOREIGN CURRENCY CONTRACTS

         A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

         The Fund will hold cash or liquid securities in a segregated account with its Custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

FOREIGN SECURITIES

         The Fund will invest in securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), American Depository
Shares ("ADSs"), European Depository Receipts ("EDRs"), European Depository Shares ("EDSs"), Global Depository Receipts ("GDRs"), Global Depository Shares ("GDSs") and debt securities issued, assumed or guaranteed by foreign (governments or political subdivisions or instrumentalities thereof). Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the Fund's domestic investments.

         Investment of the Fund's assets in the securities of foreign issuers involves the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although Henderson Investors will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States (or the United Kingdom, as the case may be) and foreign countries may be less reliable than within the United States (or the United Kingdom), thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Henderson Investors seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

         ADRs, EDRs, GDRs and similar instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company, evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

         The Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect the Fund's performance favorably or unfavorably.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the Fund's net asset value.

         Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

FOREIGN SOVEREIGN DEBT OBLIGATIONS

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BRADY BONDS

         The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay, and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S.
dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ILLIQUID SECURITIES

         The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use in determining whether a security is illiquid.

         Generally speaking, in the U.S. restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. In the U.S., the Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

REPURCHASE AGREEMENTS

         Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that Henderson Investors has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by Henderson Investors under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

SMALL COMPANIES

         Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

SHARES OF OTHER INVESTMENT COMPANIES

         As a shareholder of an investment company, the Fund will bear its ratable share of the investment company's expenses (including management fees, in the case of a management investment company).

WARRANTS

         The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

OPTIONS TRANSACTIONS

         IN GENERAL. The Fund may engage in transactions in options on securities and stock indices in accordance with its stated investment objective and policies. The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets.

         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for a premium paid, has the right to sell the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

         The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See "Taxation."

         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When the Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

         WRITING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objective of the Fund, the Fund generally would write call options only in circumstances where Henderson Investors does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         The Fund may write covered call options as described in the Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leveraging purposes.

         The Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         PURCHASING AND WRITING OPTIONS ON SECURITIES INDICES. The Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Options on indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

         The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices have different multipliers.

         When the Fund writes a call or put option on a stock index, the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash or liquid securities equal to the contract value. A call option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities. A put option is also "secured" if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain special risks. During the option period, the covered call writer, in return for the premium on the option, has given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

          The Fund's options activities may impact the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         The Fund's success in using options techniques depends, among other things, on Henderson Investors' ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, time and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         IN GENERAL. The Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its Custodian (or broker, if legally permitted) in a segregated account a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it has written. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss.
The transaction costs must also be included in these calculations.

         When purchasing a futures contract, the Fund will maintain in a segregated account with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling a futures contact, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's Custodian).

         When selling a call option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency (i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies). A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         The Fund will only enter into currency futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

SECURITIES INDEX FUTURES CONTRACTS

         The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange, Inc. (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         RISKS OF SECURITIES INDEX FUTURES. The Fund's success in using hedging techniques depends, among other things, on Henderson Investors' ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Insofar as such securities do not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although the Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss.
The transaction costs must also be included in these calculations.

         The Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

         When purchasing an index futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's Custodian).

COMBINED TRANSACTIONS

         The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and some combination of futures and options transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of Henderson Investors, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Henderson Investors' judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                                              INVESTMENT RESTRICTIONS

         The Fund's investment objective, as set forth in the Prospectus under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

(i) make an investment in securities of companies in any one industry (except obligations of domestic banks or the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market value of the Fund's total assets at the time of such investment;

(ii) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except to the extent that shares of the separate classes or series of the Trust may be deemed to be senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

(iii)                      purchase  securities  of any one issuer  (except U.S.
                           Government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations;

(iv) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(v) make loans, except this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed debt securities, (b) the entry into repurchase agreements with banks or broker-dealers, or (c) the lending of the Fund's portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission (the "SEC") and any guidelines established by the Trust's Trustees;

(vi) make investments in securities for the purpose of exercising control over or management of the issuer;

(vii) act as an underwriter of securities, except to the extent that, in connection with the sale of securities, it may be deemed to be an underwriter under applicable securities laws;

(viii) borrow money, except for temporary, extraordinary or emergency purposes, and provided that the Fund maintains asset coverage of 300% for all borrowings; or

 (ix) invest in real estate, real estate mortgage loans, commodities or interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs), although (a) the Fund may purchase and sell marketable securities of issuers which are secured by real estate, (b) the Fund may purchase and sell securities of issuers which invest or deal in real estate, (c) the Fund may enter into forward foreign currency contracts as described in the Fund's prospectus, and (d) the Fund may write or buy puts, calls, straddles or spreads and may invest in commodity futures contracts and options on futures contracts.

                                              ADDITIONAL RESTRICTIONS

         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

 (i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadviser's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

 (ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

 (iii)    purchase or sell real estate limited partnership interests;

 (iv)     sell securities short, except for short sales "against the box"; or

 (v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's subadviser, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account.

                                         ADDITIONAL RIGHTS AND PRIVILEGES

         The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

         Certain of the rights and privileges described below refer to funds, other than the Fund, whose shares are also distributed by Ivy Mackenzie Distributors, Inc. ("IMDI"). These funds are: Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy International Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Strategic Bond Fund, Ivy Global Science & Technology Fund, Ivy Global Natural Resources Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy Asia Pacific Fund, Ivy International Small Companies Fund, Ivy International Fund II, Ivy Pan-Europe Fund, Ivy European Opportunities Fund and Ivy Money Market Fund (the other nineteen series of the Trust). (Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables the Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class
I. The minimum initial and subsequent investment under this method is $250 per month, (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

         As described in the Prospectus, Advisor Class shareholders of the Fund have an exchange privilege with other Ivy funds (except Ivy International Fund unless they have an existing Ivy International Fund account). Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

         Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund on the basis of the relative net asset value per Advisor Class share. The minimum value of Advisor Class shares that may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of the Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of the Fund to less than $10,000. Exchanges are available only in states where the exchange can legally be made.

         Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

         An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares.

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

RETIREMENT PLANS

         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.
         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee               no fee
         Retirement Plan Annual Maintenance Fee        $10.00 per fund account

         For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

         The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in an Ivy fund if that fund primarily distributes exempt-interest dividends.

         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

         ROTH IRAS: Shares of the Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above.
Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

SYSTEMATIC WITHDRAWAL PLAN

         A shareholder may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically (minimum distribution amount -- $50), accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must continually maintain an account balance of at least $10,000 in his or her account. Additional investments made by investors participating in a Withdrawal Plan must equal at least $250 each while the Withdrawal Plan is in effect. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of the Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

                                               BROKERAGE ALLOCATION

         Subject to the overall supervision of the President and the Board, Henderson Investors places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that a better price and execution are available elsewhere.

         IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

         As of the date of this SAI, the Fund has not paid any brokerage commissions.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for the Fund shares with securities and may discontinue accepting securities as payment for the Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

     TRUSTEES AND OFFICERS

         The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                               POSITION WITH  BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE             THE TRUST      AND PRINCIPAL OCCUPATIONS
John S. Anderegg, Jr.          Trustee        Chairman, Dynamics Research
60 Concord Street                             Corp. (instruments and
Wilmington, MA  01887                         controls); Director, Burr-
Age: 75                                       Brown Corp. (operational
                                              amplifiers);    Director,Metritage
                                              Incorporated    (level   measuring
                                              instruments); Trustee of Mackenzie
                                              Series Trust (1992-1998).

Paul H. Broyhill               Trustee        Chairman, BMC Fund, Inc.
800 Hickory Blvd.                             (1983-present); Chairman,
Golfview Park-Box 500                         Broyhill Family Foundation,
Lenoir, NC 28645                              Inc. (1983-Present);
Age:  75                                      Chairman and President, Broyhill
                                              Investments,Inc.   (1983-present);
                                              Chairman,      Broyhill     Timber
                                              Resources          (1983-present);
                                              Management of a personal portfolio
                                              of    fixed-income    and   equity
                                              investments        (1983-present);
                                              Trustee of Mackenzie  Series Trust
                                              (1988-1998);   Director   of   The
                                              Mackenzie Funds Inc. (1988-1995).

Stanley Channick               Trustee        President and Chief
11 Bala Avenue                                Executive Officer, The
Bala Cynwyd, PA 19004                         Whitestone Corporation
Age:  76                                      (insurance agency); Chairman,
                                              Scott Management Company
                                              (administrative  services
                                              for     insurance      companies);
                                              President,   The  Channick   Group
                                              (consultants      to     insurance
                                              companies   and   national   trade
                                              associations);      Trustee     of
                                              Mackenzie       Series       Trust
                                              (1994-1998);   Director   of   The
                                              Mackenzie Funds Inc. (1994-1995).

Frank W. DeFriece, Jr.         Trustee        Director, Manager and Vice
The Landmark Centre                           President, Director and
113 Landmark Lane,                            Fund Manager, Massengill-
Suite B                                       DeFriece Foundation
Bristol, TN  37620-2285                       (charitable organization)
Age: 78                                       (1950-present); Trustee and Vice
                                              Chairman,   EastTennessee   Public
                                              Communications
                                              Corp.  (WSJK-TV)   (1984-present);
                                              Trustee of Mackenzie  Series Trust
                                              (1985-1998);Director     of    The
                                              Mackenzie Funds Inc. (1987-1995).

Roy J. Glauber                 Trustee        Mallinckrodt Professor of
Lyman Laboratory                              Physics, Harvard
of Physics                                    University (1974-present);
Harvard University                            Trustee of Mackenzie Series
Cambridge, MA 02138                           Trust (1994-1997).
Age: 73

Michael G. Landry              Trustee        President, Chief Executive
700 South Federal Hwy.         and            Officer and Director of
Suite 300                      Chairman       Mackenzie Investment
Boca Raton, FL  33432                         Management Inc. (1987-
Age: 52                                       present); President,
[*Deemed to be an                             Director and Chairman of
"interested person"                           Ivy Management Inc. (1992-
of the Trust, as                              present); Chairman and
defined under the                             Director of Ivy Mackenzie
1940 Act.]                                    Services Corp.(1993-present);
                                              Chairman   and   Director  of  Ivy
                                              Mackenzie    Distributors,    Inc.
                                              (1994-present);    Director    and
                                              President    of   Ivy    Mackenzie
                                              Distributors,   Inc.  (1993-1994);
                                              Director  and   President  of  The
                                              Mackenzie Funds Inc.  (1987-1995);
                                              Trustee of Mackenzie  Series Trust
                                              (1987-1998);      President     of
                                              Mackenzie       Series       Trust
                                              (1987-1996); Chairman of Mackenzie
                                              Series Trust (1996-1998).

Joseph G. Rosenthal            Trustee        Chartered Accountant
110 Jardin Drive                              (1958-present); Trustee of
Unit #12                                      Mackenzie Series Trust
Concord, Ontario Canada                       (1985-1998); Director of
L4K 2T7                                       The Mackenzie Funds Inc.
Age: 64                                       (1987-1995).

Richard N. Silverman          Trustee         Director, Newton-Wellesley
18 Bonnybrook Road                            Hospital; Director, Beth
Waban, MA  02168                              Israel Hospital; Director,
Age 75                                        Boston  Ballet;  Director,  Boston
                                              Children's    Museum;    Director,
                                              Brimmer and May School.

J. Brendan Swan               Trustee         President, Airspray
4701 North Federal Hwy.                       International, Inc.;
Suite 465                                     Joint Managing Director,
Pompano Beach, FL  33064                      Airspray International
Age: 68                                       B.V. (an environmentally sensitive
                                              packaging  company);  Director  of
                                              Polyglass  LTD.;   Director,   The
                                              Mackenzie Funds Inc.  (1992-1995);
                                              Trustee of Mackenzie  Series Trust
                                              (1992-1998).

Keith J. Carlson              Trustee         Senior Vice President of Mackenzie
700 South Federal Hwy.        and             Investment Management, Inc.(1996 -
Suite 300                     President       -present); Senior Vice President
                                              and
Boca Raton, FL  33432                         Director of Mackenzie Investment
Age: 42                                       Management, Inc. (1994 - 1996);
[*Deemed to be an                             Senior Vice President and
"interested person"                           Treasurer of
of the Trust, as                              Mackenzie Investment Management,
defined under the 1940 Act.]              Inc.   (1989-1994);   Senior  Vice
                                              President   and  Director  of  Ivy
                                              Management  Inc.   (1994-present);
                                              Senior Vice  President,  Treasurer
                                              and  Director  of  Ivy  Management
                                              Inc.  (1992-1994);  Vice President
                                              of  The   Mackenzie   Funds   Inc.
                                              (1987-1995); Senior Vice President
                                              and   Director,    Ivy   Mackenzie
                                              Services   Corp.   (1996-present);
                                              President   and  Director  of  Ivy
                                              Mackenzie      Services      Corp.
                                              (1993-1996); Trustee and President
                                              of    Mackenzie    Series    Trust
                                              (1996-1998);   Vice  President  of
                                              Mackenzie       Series       Trust
                                              (1994-1998);      Treasurer     of
                                              Mackenzie       Series       Trust
                                              (1985-1994);    President,   Chief
                                              Executive  Officer and Director of
                                              Ivy Mackenzie  Distributors,  Inc.
                                              (1994-present);   Executive   Vice
                                              President   and  Director  of  Ivy
                                              Mackenzie    Distributors,    Inc.
                                              (1993-1994);  Trustee of Mackenzie
                                              Series Trust (1996-1998).

C. William Ferris             Secretary/      Senior Vice President,
700 South Federal Hwy.        Treasurer       Chief Financial Officer
Suite 300                                     and Secretary/Treasurer
Boca Raton, FL  33432                         of Mackenzie Investment
Age: 54                                       Management Inc. (1995-present);
                                              Senior Vice President, Finance and
                                              Administration/Compliance  Officer
                                              of Mackenzie Investment Management
                                              Inc.   (1989-1994);   Senior  Vice
                                              President,   Secretary/  Treasurer
                                              and Clerk of Ivy  Management  Inc.
                                              (1994-present);   Vice  President,
                                              Finance/Administration         and
                                              Compliance    Officer    of    Ivy
                                              Management    Inc.    (1992-1994);
                                              Senior Vice President,  Secretary/
                                              Treasurer   and  Director  of  Ivy
                                              Mackenzie    Distributors,    Inc.
                                              (1994-present);
                                              Secretary/Treasurer  and  Director
                                              of  Ivy  Mackenzie   Distributors,
                                              Inc.  (1993-1994);  President  and
                                              Director of Ivy Mackenzie Services
                                              Corp.  (1996-present);  Secretary/
                                              Treasurer   and  Director  of  Ivy
                                              Mackenzie      Services      Corp.
                                              (1993-1996);   Secretary/Treasurer
                                              of  The   Mackenzie   Funds   Inc.
                                              (1993-1995);   Secretary/Treasurer
                                              of    Mackenzie    Series    Trust
                                              (1994-1998).

James W. Broadfoot            Vice            Executive Vice President,
700 South Federal Hwy.        President       Ivy Management Inc. (1996-
Suite 300                                     present); Senior Vice
Boca Raton, FL  33432                         President, Ivy Management,
Age: 57                                       Inc. (1992-1996); Director and

Senior Vice  President,  Mackenzie
                                              Investment     Management     Inc.
                                              (1995-present);     Senior    Vice
                                              President,   Mackenzie  Investment
                                              Management Inc. (1990-1995).


         As of the date of this SAI, the Officers and Trustees of the Trust as a group owned no Fund shares.

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics and Business Conduct Policy (the "Code of Ethics"). The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                               COMPENSATION TABLE

                                    IVY FUND
                      (FISCAL YEAR ENDED DECEMBER 31, 1998)

                                 [To be updated]





                     AGGREGATE            PENSION OR
                     COMPENSATION         RETIREMENT               ESTIMATED ANNUAL     TOTAL COMPENSA-TION
                     FROM                 BENEFITS                 BENEFITS UPON        FROM TRUST AND FUND
NAME,                TRUST                ACCRUED AS               RETIREMENT           COMPLEX PAID TO
POSITION                                  PART OF FUND                                   TRUSTEES[*]
                                          EXPENSES
John S.              $                         N/A                     N/A                     $
 Anderegg, Jr.
(Trustee)
Paul H.              $                         N/A                     N/A                     $
 Broyhill
(Trustee)
Keith J.             $0                        N/A                     N/A                     $0
 Carlson
(Trustee and
 President)
Stanley              $                         N/A                     N/A                     $
  Channick
(Trustee)
Frank W.             $                         N/A                     N/A                     $
 DeFriece, Jr.
(Trustee)
Roy J.               $                         N/A                     N/A                     $
 Glauber
(Trustee)

Michael G.           $0                        N/A                     N/A                     $0
 Landry
(Trustee and
 Chairman of
 the Board)
Joseph G.            $                         N/A                     N/A                     $
 Rosenthal
(Trustee)
Richard N.           $                         N/A                     N/A                     $
 Silverman
(Trustee)
J. Brendan           $                         N/A                     N/A                     $
 Swan
 (Trustee)
C. William           $0                        N/A                     N/A                     $0
 Ferris
(Secretary/
Treasurer)

[*] During the year ended December 31, 1998, the fund complex consisted of the Trust, which had 18 funds at year end.

                                      INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         Ivy Management, Inc. ("IMI") provides business management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement"). The Agreement was approved by the sole shareholder of the Fund on [_______, 1999]. Prior to shareholder approval, the Agreement was approved with respect to the Fund by the Board, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees") at a meeting held on [__________, 1999].

         IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI"). MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on the TSE. MFC is registered in Ontario as a mutual fund dealer and advises Ivy Canada Fund and Ivy Global Natural Resources Fund. IMI currently acts as manager and investment adviser to the following additional investment companies registered under the 1940 Act (other than the Fund): Ivy China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Strategic Bond Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund, Ivy International Fund II, Ivy Asia Pacific Fund, Ivy Pan-Europe Fund, Ivy Growth Fund, Ivy US Emerging Growth Fund, Ivy Growth with Income Fund, Ivy Bond Fund, Ivy US Blue Chip Fund and Ivy Money Market Fund.

         The Agreement obligates IMI to make investments for the accounts of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.

         Under the Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with the Fund's Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law;
(6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.

         The Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets.

         Business management and advisory fee information is not available for the Fund as of the date of this SAI.

         Under the Agreement, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums;
(9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and
(13) fees and expenses of membership in industry organizations.

         IMI currently limits the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets, which may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

         The initial term of the Agreement between IMI and the Fund, which commenced on [________, 1999], will run for a period of two years from the date of commencement. The Agreement will continue in effect with respect to the Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to the shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

SUBADVISORY CONTRACT

         Under the Agreement, IMI may retain a subadviser with respect to the Fund at IMI's own cost and expense. Accordingly, IMI, on behalf of the Fund, has entered into a subadvisory contract with an independent investment adviser (the "Subadvisory Contract") under which the subadviser develops, recommends and implements an investment program and strategy for the Fund's portfolio and is responsible for making all portfolio security and brokerage decisions, subject to the supervision of IMI and, ultimately, the Board. Fees payable under the Subadvisory Contract are paid monthly by IMI. Effective ______, 1999, Henderson Investors serves as subadviser for the Fund's portfolio pursuant to the Subadvisory Contract. As compensation for its services, Henderson is paid a fee by IMI at the annual rate of 0.50% of the Fund's average net assets.

         The Subadvisory Contract will continue in effect (subject to provisions for earlier termination) only if such continuance is approved at least annually
(a) by a majority of the Trustees who are not interested persons of the Trust or of any other party to the Contract and (b) by either (i) a majority of all of the Trustees of the Trust or (ii) a vote of a majority of the outstanding voting securities of the Fund affected thereby.

DISTRIBUTION SERVICES

         IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of Ivy Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October 23, 1991, as amended from time to time (the "Distribution Agreement"). The Distribution Agreement was last approved by the Board on [__________, 1998]. At a meeting held on [_________, 1998], the Board approved the Distribution Agreement on behalf of the Fund. IMDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

         The Fund has authorized IMDI to accept on its behalf purchase and redemption orders. IMDI is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at the Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         As of the date of this SAI, IMDI had not received any payments under the Distribution Agreement with respect to the Fund.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. IMDI also may make payments to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

         If the Distribution Agreement is terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or class of shares thereof) as to which it has not been terminated (or have been renewed).

         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on [_________, 1998], the Board adopted a "Rule 18f-3 plan" on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) the Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the assets of the Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of the Fund's foreign securities. With respect to the Fund, the Custodian may receive, as partial payment for its services to the Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

         Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

         As of the date of this SAI, no payments have been made with respect to the provision of these services for the Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for the Fund. Under the Agreement, the Fund pays a monthly fee at an annual rate of $20.00 per open Advisor Class account. In addition, the Fund pays a monthly fee at an annual rate of $4.58 per account that is closed plus certain out-of-pocket expenses. As of the date of this SAI, no payments had been made by the Fund for transfer agency services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

         As of the date of this SAI, no payments have been made with respect to the provision of these services for the Fund.

ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of [.10%] of the average daily net asset value of its Advisor Class shares.

         As of the date of this SAI, no payments have been made with respect to the provision of these services for the Fund.

AUDITORS

         [ ], independent public accountants, has been selected as auditors for the Trust. The audit services performed by [ ], include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.

YEAR 2000 RISKS

         The services provided to the Fund by IMI, MFC, MIMI and the Fund's other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. IMI, MFC, MIMI and the Fund's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. The Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                                         CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

         The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized twenty series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy International Fund and Ivy Money Market Fund and Class A, Class B, Class C and Advisor Class shares for the Fund, Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund (formerly Ivy Emerging Growth Fund until January 15, 1998), Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund (formerly Ivy High Yield Fund until ___________, 1998), Ivy South America Fund (formerly Ivy Latin America Strategy Fund until January 15, 1998), Ivy Developing Nations Fund (formerly Ivy New Century Fund until January 15,
1998) Ivy US Blue Chip Fund and Ivy Pan-Europe Fund, as well as Class I shares for the Fund, Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy International Strategic Bond Fund, and Ivy International Small Companies Fund.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of the Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of the Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         As of the date of this SAI, there were no Fund shares outstanding other than those issued to the sole shareholder.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                                                  NET ASSET VALUE

         The net asset value per share of the Fund is computed by dividing the value of the Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining the Fund's aggregate net assets, receivables are valued at their realizable amounts. The Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         A security listed or traded on a recognized stock exchange or The Nasdaq Stock Market, Inc. ("Nasdaq") is valued at the security's last sale price on the exchange on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. All other securities for which OTC market quotations are readily available are valued at the Calculated Mean.

         A debt security normally is valued on the basis of quotes obtained from at least two dealers (or one dealer who has made a market in the security) or pricing services that take into account appropriate valuation factors. Interest is accrued daily. Money market instruments are valued at amortized cost, which the Board believes approximates market value.

         An exchange-traded option is valued at the last sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last sale price on the other exchange(s). If there were no sales on any exchange, the option shall be valued at the Calculated Mean, if possible, and otherwise at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. An OTC option is valued at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. Exchange listed and widely-traded OTC futures (and options thereon) are valued at the most recent settlement price.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange (e.g., any of the national business holidays identified below). If events materially affecting the value of the Fund's portfolio securities occur between the time when a foreign exchange closes and the time when the Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by IMI and approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The sale of the Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the Fund's best interest to do so.

                                                PORTFOLIO TURNOVER

         The Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. It is estimated that the portfolio turnover rate for the Fund's initial fiscal year will not exceed 100%.

                                                    REDEMPTIONS

         Shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

         Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

         The Trust may redeem those Advisor Class accounts of shareholders who have maintained an investment of less than $10,000 in the Fund for a period of more than 12 months. All Advisor Class accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $10,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.
         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                                                     TAXATION

         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.


CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES
         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitutes investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

         Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

         The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                              PERFORMANCE INFORMATION

         Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         YIELD. Quotations of yield for a specific class of shares of the Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses attributable to that class accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the period, according to the following formula:

 YIELD     =        2[({(a-b)/cd} + 1){superscript 6}-1]

 Where:    a        =       dividends and interest earned during the period
                            attributable to a specific class of shares,

           b        =       expenses accrued for the period attributable to
                            that class (net of reimbursements),

           c        =       the average daily number of shares of that class
                            outstanding during the period that were entitled to receive dividends, and

           d        =       the  maximum  offering  price  per share
                            (in  the  case  of  Class  A shares)  or the net
                            asset  value per  share   (in  the  case  of  Class
                            B shares, Class C shares and Class I shares) on the last day of the period.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

P(1 + T){superscript n} = ERV

Where:   P        =       a hypothetical initial payment of $1,000 to purchase
                          shares of a specific class

         T        =       the average annual total return of shares of that
                          class

         n        =       the number of years

         ERV      =       the ending  redeemable  value of a hypothetical
                          $1,000 payment made at the beginning of the period.

         For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional Advisor Class shares during the designated period. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of the Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1

Where:   C        =    cumulative total return

         P        =    a hypothetical initial investment of $1,000 to
                       purchase shares of a specific class

        ERV       =    ending  redeemable  value:  ERV is the   value,   at
                       the  end  of  the applicable period, of a hypothetical
                       $1,000   investment   made   at  the
                       beginning of the applicable period.

         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance  quotations  for  the  Fund  will  vary  from  time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                                               FINANCIAL STATEMENTS

         The Fund's Statement of Assets and Liabilities as of [________, 1999] and the Notes thereto are attached hereto as Appendix B.

                                   APPENDIX A

   DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND MOODY'S INVESTORS
     SERVICE, INC. ("MOODY'S") CORPORATE BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]
MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                                   APPENDIX B

                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF [________, 1999]
                      AND REPORT OF INDEPENDENT ACCOUNTANTS









PART C.  OTHER INFORMATION

Item 24: Financial Statements and Exhibits

(a)      Financial Statements:

              Included in Part A: None

              Included in Part B: Statement of Assets and Liabilities and Report of Independent Accountants to be filed by amendment.

(b)      Exhibits:

                  1.       (a)      Amended and Restated Declaration of Trust
                                    dated December 10, 1992, filed with
                                    Post-Effective Amendment No. 102 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                         (a)(1) Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                    Amendment to  Amended  and  Restated
                                    Declaration  of Trust, filed with
                                    Post-Effective  Amendment No.  102  to
                                    Registration   Statement  No.
                                    2-17613  and   incorporated   by   reference
                                    herein.

(c) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(d) Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(e) Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(f) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(g) Establishment and Designation of Additional Series (Ivy China Region Fund), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(h) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income
                                    Fund--Class   B   and   Ivy    International
                                    Fund--Class  B),  filed with  Post-Effective
                                    Amendment No. 102 to Registration  Statement
                                    No. 2-17613 and incorporated by reference herein.

(i) Establishment and Designation of Additional Class (Ivy International Fund--Class I), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(j) Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(k) Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(l) Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(m)                                 Redesignation   of   Ivy   Short-Term   U.S.
                                    Government Securities Fund as Ivy Short-Term
                                    Bond   Fund,   filed   with   Post-Effective
                                    Amendment No. 102 to Registration  Statement
                                    No. 2-17613 and incorporated by reference herein.

(n) Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund --Class B), filed with Post-Effective
                                    Amendment    No.   84   to Registration
                                    Statement  No.   2-17613  and
                                    incorporated by reference herein.

 (o)                                        Form   of    Establishment    and
                                        Designation  of  Additional  Class  (Ivy
                                        Bond    Fund--Class    C;   Ivy   Canada
                                        Fund--Class    C;   Ivy   China   Region
                                        Fund--Class   C;  Ivy  Emerging   Growth
                                        Fund--Class C; Ivy Global Fund--Class C;
                                        Ivy  Growth  Fund--Class  C; Ivy  Growth
                                        with   Income    Fund--Class    C;   Ivy
                                        International  Fund--Class  C; Ivy Latin
                                        America  Strategy   Fund--Class  C;  Ivy
                                        International  Bond  Fund--Class  C; Ivy
                                        Money  Market  Fund--Class  C;  Ivy  New
                                        Century   Fund--Class   C),  filed  with
                                        Post-Effective   Amendment   No.  84  to
                                        Registration Statement No. 2-17613 and incorporated by reference herein.

(p) Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class
                                    I), filed with Post-Effective  Amendment No.
                                    86 to Registration Statement No. 2-17613 and incorporated by reference herein.

(q) Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class
                                    I), filed with Post-Effective  Amendment No.
                                    89 to Registration Statement No. 2-17613 and incorporated by reference herein.

(r) Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

(s) Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (t)                                       Form   of    Establishment    and
                                        Designation  of  Additional  Class  (Ivy
                                        Asia Pacific  Fund--Advisor  Class;  Ivy
                                        Bond  Fund--Advisor  Class;  Ivy  Canada
                                        Fund--Advisor  Class;  Ivy China  Region
                                        Fund--Advisor Class; Ivy Emerging Growth
                                        Fund--Advisor    Class;    Ivy    Global
                                        Fund--Advisor  Class; Ivy Global Natural
                                        Resources   Fund--Advisor   Class;   Ivy
                                        Global      Science     &     Technology
                                        Fund--Advisor    Class;    Ivy    Growth
                                        Fund--Advisor  Class;  Ivy  Growth  with
                                        Income    Fund--Advisor    Class;    Ivy
                                        International Bond Fund--Advisor  Class;
                                        Ivy   International   Fund   II--Advisor
                                        Class; Ivy International Small Companies
                                        Fund--Advisor  Class;  Ivy Latin America
                                        Strategy  Fund--Advisor  Class;  Ivy New
                                        Century    Fund--Advisor    Class;   Ivy
                                        Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

(u) Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 to Registration Statement 2-17613 and incorporated by reference herein.

(v) Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 to Registration Statement 2-17613 and incorporated by reference herein.

(w) Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

(x) Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) to be filed by amendment.

(y) Establishment and designation of Series and Classes (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) to be filed by amendment.

2.                         By-Laws,   as  amended,   filed  with  Post-Effective
                           Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

3.       Not Applicable

                  4. (a) Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                    Specimen Security for Ivy Emerging Growth
                                    Fund, filed with  Post-Effective  Amendment
                                    No.  70  to Registration   Statement  No.
                                    2-17613  and incorporated by reference
                                    herein.

(c) Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

(d) Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

(e) Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

(f) Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

(g) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

                  5. (a) Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                           Subadvisory  Contract  by and  among  Ivy  Fund,  Ivy
                                    Management,   Inc.   and   Boston   Overseas
                                    Investors,  Inc., filed with  Post-Effective
                                    Amendment No. 102 to Registration  Statement
                                    No. 2-17613 and incorporated by reference herein.

(c) Assignment Agreement relating to Subadvisory Contract, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (d) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (e) Business Management and Investment Advisory Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (f)                                    Business   Management   and   Investment
                                        Advisory   Supplement   for  Ivy   Latin
                                        America   Strategy   Fund,   filed  with
                                        Post-Effective   Amendment  No.  102  to
                                        Registration Statement No. 2-17613 and incorporated by reference herein.

 (g) Business Management and Investment Advisory Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (h) Business Management and Investment Advisory Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (i) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (j) Master Business Management Agreement between Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (k)                                    Supplement to Master Business  Agreement
                                        between  Ivy  Fund  and Ivy  Management,
                                        Inc.  (Ivy  Canada  Fund),   filed  with
                                        Post-Effective   Amendment  No.  102  to
                                        Registration Statement No. 2-17613 and incorporated by reference herein.

 (l) Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (m) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (n) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Asia Pacific Fund and Ivy International Small Companies
                                        Fund),    filed   with    Post-Effective
                                        Amendment   No.   89   to   Registration
                                        Statement No. 2-17613 and incorporated by reference herein.

 (o) Form of Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (p) Form of Supplement to Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (q) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (r) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Fund
                                        II), filed with Post-Effective Amendment
                                        No.  94 to  Registration  Statement  No.
                                        2-17613 and incorporated by reference herein.

 (s) Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (t) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (u) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

 (v) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Strategic Bond
                                        Fund) to be filed by amendment.

 (w) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy European Opportunities Fund) to be filed by amendment.

 (x) Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management Limited to be filed by amendment.

                  6.       (a)      Dealer Agreement, as amended, filed with
                                    Post-Effective Amendment No. 102 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                                    Amended  and Restated Distribution
                                    Agreement,  filed with  Post-Effective
                                    Amendment  No.  102 to Registration
                                    Statement  No.   2-17613  and incorporated
                                    by reference herein.

(c) Addendum to Amended and Restated Distribution Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(d) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

(e) Form of Addendum to Amended and Restated Distribution Agreement (Class C), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

(f) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

(g) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class I), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

(h) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

(i) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class
                                    I), filed with Post-Effective  Amendment No.
                                    94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (j) Form of Addendum to Amended and Restated Distribution Agreement (Advisor Class), filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

(k) Addendum to Amended and Restated Distribution Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

(l)                                 Addendum    to    Amended    and    Restated
                                    Distribution   Agreement   (Ivy  High  Yield
                                    Fund), filed with  Post-Effective  Amendment
                                    No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (m)                                    Addendum   to   Amended   and   Restated
                                        Distribution Agreement (Ivy US Blue Chip
                                        Fund),    filed   with    Post-Effective
                                        Amendment   No.   101  to   Registration
                                        Statement 2-17613 and incorporated by reference herein.

 (n)                                    Addendum   to   Amended   and   Restated
                                        Distribution        Agreement       (Ivy
                                        International Strategic Bond Fund) to be filed by amendment.

 (o)                                    Addendum   to   Amended   and   Restated
                                        Distribution   Agreement  (Ivy  European
                                        Opportunities   Fund)  to  be  filed  by
                                        amendment.

 7.                                     Not Applicable

 8. Custodian Agreement between Ivy Fund and Brown Brothers Harriman & Co., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 9. (a) Master Administrative Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                                        Addendum to  Administrative   Services
                                        Agreement Supplement for Ivy
                                        International  Fund,
                                        filed with Post-Effective  Amendment No.
                                        102  to   Registration   Statement   No.
                                        2-17613 and incorporated by reference herein.

 (c) Administrative Services Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (c)(1) Administrative Services Agreement Supplement for Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (d) Administrative Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (e) Administrative Services Agreement Supplement for Class I Shares of Ivy International Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(f) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(g) Fund Accounting Services Agreement Supplement for Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (h) Fund Accounting Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(i) Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(j) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (k) Assignment Agreement relating to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (l) Administrative Services Agreement Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (m) Administrative Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (n) Fund Accounting Services Agreement Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (o) Fund Accounting Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (o)(1) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (p) Administrative Services Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (q) Fund Accounting Services Agreement Supplement for International Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (r) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (s) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (t) Administrative Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (u) Fund Accounting Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(v) Form of Administrative Services Agreement Supplement (Class C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (w)                                    Form of Addendum to Transfer  Agency and
                                        Shareholder  Services  Agreement  (Class
                                        C), filed with Post-Effective  Amendment
                                        No.  84 to  Registration  Statement  No.
                                        2-17613 and incorporated by reference herein.

 (x) Form of Administrative Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (y) Form of Fund Accounting Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (z) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (aa) Form of Administrative Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (bb) Form of Fund Accounting Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (cc) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (dd) Form of Administrative Services Agreement Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (ee) Form of Fund Accounting Services Agreement Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (ff) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (gg) Form of Administrative Services Agreement Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (hh) Form of Fund Accounting Services Agreement Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (ii) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (jj) Form of Administrative Services Agreement Supplement (Advisor Class) for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (kk) Form of Addendum to Transfer Agency and Shareholder Services Agreement (Advisor Class), filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (ll) Addendum to Administrative Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (mm) Addendum to Fund Accounting Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (nn) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (oo) Addendum to Fund Accounting Services Agreement (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (pp) Addendum to Administrative Services Agreement (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (qq) Amended Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99).

 (rr) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

 (ss) Addendum to Fund Accounting Services Agreement (Ivy US Blue Chip Fund), to be filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

 (tt) Addendum to Administrative Services Agreement (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

 (uu) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy International Strategic Bond Fund) to be filed by amendment.

 (vv) Addendum to Fund Accounting Services Agreement (Ivy International Strategic Bond Fund) to be filed by amendment.

 (ww)                                   Addendum  to   Administrative   Services
                                        Agreement (Ivy  International  Strategic
                                        Bond Fund) to be filed by amendment.

 (xx) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy European Opportunities Fund) to be filed by amendment.

 (yy)                                   Addendum  to  Fund  Accounting  Services
                                        Agreement  (Ivy  European  Opportunities
                                        Fund) to be filed by amendment.

 (zz)                                   Addendum  to   Administrative   Services
                                        Agreement  (Ivy  European  Opportunities
                                        Fund) to be filed by amendment.

 10. Opinion and consent of counsel to be filed by amendment.

 11. (a) Consent of independent accountants to be filed by amendment.

                                  (b)Report of independent  accountants to
                                      be filed by amendment.

 12.                                    Not applicable.

 13.                                    Not applicable.

 14.                                    Not applicable.

                  15. (a) Amended and Restated Distribution Plan for Class A shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                           Distribution Plan for  Class B  shares  of Ivy  China
                                    Region  Fund,  Ivy Growth  Fund,  Ivy Growth
                                    with Income Fund, Ivy International Fund and
                                    Ivy  Emerging   Growth   Fund,   filed  with
                                    Post-Effective    Amendment   No.   102   to
                                    Registration   Statement  No.   2-17613  and
                                    incorporated by reference herein.

(c) Distribution Plan for Class C Shares of Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

(d) Form of Rule 12b-1 Related Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (d)(1) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 102 to Registration Statement No.
                                    2-17613  and   incorporated   by   reference
                                    herein.

(e) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (e)(1) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No.
                                    2-17613  and   incorporated   by   reference
                                    herein.

(f) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (g) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

(h) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

(i) Form of Supplement to Distribution Plan for Ivy Growth with Income Fund Class C Shares (Redesignation as Class D Shares), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

(j) Form of Distribution Plan for Class C shares of Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 85 to Registration Statement No. 2-17613 and incorporated by reference herein.

(k) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

(l) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

(m) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

(n) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

(o) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

(p) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

(q) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (r) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (s) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (t) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund
                                        II), filed with Post-Effective Amendment
                                        No.  94 to  Registration  Statement  No.
                                        2-17613 and incorporated by reference herein.

 (u) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (v) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (w) Amendment to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (x) Amendment to Distribution Plan for Ivy Fund Class B Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (y) Amendment to Distribution Plan for Ivy Fund Class C Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (z) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (aa)                                   Supplement to Distribution  Plan for Ivy
                                        Fund  Class B  Shares  (Ivy  High  Yield
                                        Fund),    filed   with    Post-Effective
                                        Amendment   No.   98   to   Registration
                                        Statement No. 2-17613 and incorporated by reference herein.

 (bb)                                   Supplement to Distribution  Plan for Ivy
                                        Fund  Class C  Shares  (Ivy  High  Yield
                                        Fund),    filed   with    Post-Effective
                                        Amendment   No.   98   to   Registration
                                        Statement No. 2-17613 and incorporated by reference herein.

 (cc) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement No. 2-17613 and incorporated by reference herein.

 (dd) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy US Blue Chip
                                        Fund),    filed   with    Post-Effective
                                        Amendment   No.   101  to   Registration
                                        Statement No. 2-17613 and incorporated by reference herein.

 (ee) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy US Blue Chip
                                        Fund),    filed   with    Post-Effective
                                        Amendment   No.   101  to   Registration
                                        Statement No. 2-17613 and incorporated by reference herein.

 (ff) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Strategic Bond Fund), to be filed by amendment.

 (gg) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Strategic Bond Fund), to be filed by amendment.

 (hh) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Strategic Bond Fund), to be filed by amendment.

(ii) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy European Opportunities Fund), to be filed by amendment.

 (jj) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy European Opportunities Fund), to be filed by amendment.

 (kk) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy European Opportunities Fund), to be filed by amendment.


 16. Schedule of Computation of Standardized Performance Quotations, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

17. Not applicable.

                  18. (a) Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 83 to Registration Statement No. 2-17613 and incorporated by reference herein.

                           Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 to Registration Statement No. 2-17613 and incorporated by reference herein.

(c) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

(d) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

(e) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

(f) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

(g) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

(h) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein (a corrected version of which was filed with
                                    Post-Effective Amendment No. 99).

(i) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and
                                    incorporated by reference herein.

(j) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, to be filed by amendment.

25.      Not applicable.

26.      Number of Holders of Securities

Fund:                  Date          Class                      Record Holders

Ivy Asia Pacific       12/31/98      Class A                       166
Fund                                 Class B                       190
                                     Class C                       182
                                     Advisor Class                 0

Ivy Bond Fund          12/31/98      Class A                       4,419
                                     Class B                       998
                                     Class C                       148
                                     Class I                       0
                                     Advisor Class                 9

Ivy Canada Fund        12/31/98      Class A                       1,352
                                     Class B                       140
                                     Class C                       20
                                     Advisor Class                 1

Ivy China Region       12/31/98      Class A                       1,752
Fund                                 Class B                       1031
                                     Class C                       98
                                     Advisor Class                 4

Ivy Developing         12/31/98      Class A                       600
Nations Fund                         Class B                       720
(formerly Ivy New                    Class C                       284
Century Fund)                        Advisor Class                 1

Ivy European           12/31/98      Class A                       0
Opportunities Fund                   Class B                       0
                                     Class C                       0
                                     Class I                       0
                                     Advisor Class                 0

Ivy Global Fund        12/31/98      Class A                       1,155
                                     Class B                       723
                                     Class C                       40
                                     Advisor Class                 1

Ivy Global Natural     12/31/98      Class A                       148
Resources Fund                       Class B                       139
                                     Class C                       11
                                     Advisor Class                 0

Ivy Global Science &   12/31/98      Class A                       930
Technology Fund                      Class B                       733
                                     Class C                       368
                                     Class I                       0
                                     Advisor Class                 1

Ivy Growth Fund        12/31/98      Class A                       25,080
                                     Class B                       356
                                     Class C                       18
                                     Advisor Class                 3

Ivy Growth with        12/31/98      Class A                       6,194
Income Fund                          Class B                       1,425
                                     Class C                       38
                                     Class D                       0
                                     Advisor Class                 1

Ivy International      12/31/98      Class A                       0
Strategic Bond Fund                  Class B                       0
                                     Class C                       0
                                     Class I                       0
                                     Advisor Class                 0

Ivy International      12/31/98      Class A                       24,766
Fund                                 Class B                       20,265
                                     Class C                       3,449
                                     Class I                       384

Ivy International      12/31/98      Class A                       1,310
Fund II                              Class B                       2,767
                                     Class C                       915
                                     Class I                       0
                                     Advisor Class                 30

Ivy International      12/31/98      Class A                       109
Small Companies                      Class B                       109
Fund                                 Class C                       16
                                     Class I                       0
                                     Advisor Class                 0

Ivy Money Market       12/31/98      Class A                       2,188
Fund                                 Class B                       387
                                     Class C                       34

Ivy Pan-Europe         12/31/98      Class A                       146
Fund                                 Class B                       210
                                     Class C                       34
                                     Advisor Class                 7

Ivy South America      12/31/98      Class A                       290
Fund (formerly                       Class B                       162
Ivy Latin America                    Class C                       11
Strategy Fund)                       Advisor Class                 0

Ivy US Blue Chip       12/31/98      Class A                       63
Fund                                 Class B                       52
                                     Class C                       5
                                     Class I                       0
                                     Advisor Class                 1

Ivy US Emerging        12/31/98      Class A                       4,810
Growth Fund                          Class B                       3,601
(formerly Ivy                        Class C                       416
Emerging Growth Fund)                Advisor Class                 6

27.      Indemnification

A policy of insurance covering Ivy Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 and incorporated by reference herein.

28.      Business and Other Connections of Investment Adviser

Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Ivy Management, Inc., the adviser to eighteen series of the Trust, Mackenzie Financial Corporation, the adviser to Ivy Canada Fund and Ivy Global Natural Resources Fund, Northern Cross
Investments Limited (the successor to Boston Overseas Investors, Inc.), and Henderson Investment Management Limited, the subadviser to Ivy International Small Companies Fund and Ivy European Opportunities Fund.

The list required by this Item 28 of officers and directors of Ivy Management, Inc., Mackenzie Financial Corporation, Northern Cross Investments Limited and Henderson Investment Management Limited, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

29.      Principal Underwriters

         (a) Ivy Mackenzie Distributors, Inc. ("IMDI"), formerly Mackenzie Ivy Funds Distributors, Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie
                  Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities.

         (b) The information required by this Item 29 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.

         (c)      Not applicable

30.      Location of Accounts and Records

         The  information  required by this item is incorporated by reference to
         Item 7 of Part II of Post-Effective Amendment No. 46 to Registration Statement No. 2-17613.

31.      Not applicable

32.      Undertakings

         (a)      Not applicable

         (b)      Not applicable.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.













                                                     SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 106 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the fifth day of February, 1999.

                                                    IVY FUND

                                                    By:    Keith J. Carlson**
By:      JOSEPH R. FLEMING                                       President
         Joseph R. Fleming, Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 106 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                       TITLE                               DATE

MICHAEL G. LANDRY*               Trustee and Chairman                2/05/99
                                 (Chief Executive Officer)

JOHN S. ANDEREGG, JR.*           Trustee                             2/05/99

PAUL H. BROYHILL*                Trustee                             2/05/99

STANLEY CHANNICK*                Trustee                             2/05/99

FRANK W. DEFRIECE, JR.*          Trustee                             2/05/99

ROY J. GLAUBER*                  Trustee                             2/05/99

KEITH J. CARLSON**               Trustee and President               2/05/99

JOSEPH G. ROSENTHAL*             Trustee                             2/05/99

RICHARD N. SILVERMAN*            Trustee                             2/05/99

J. BRENDAN SWAN*                 Trustee                             2/05/99

C. WILLIAM FERRIS*               Treasurer (Chief                    2/05/99
                                 Financial Officer)

By:      JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendments Nos. 69, 73, 74, 84 and 89 to Registration Statement No. 2-17613.

** Executed pursuant to power of attorney filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613.

                                  EXHIBIT INDEX


Exhibits:  None